UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21082
                                                     ---------------------

                      Nuveen Quality Preferred Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31, 2003
                                           ------------------

                  Date of reporting period:   July 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                               Nuveen
                          Closed-End
                     Exchange-Traded
                               Funds

ANNUAL REPORT July 31, 2003

NUVEEN
QUALITY PREFERRED
INCOME FUNDS
JTP
JPS
JHP


Photo of: boy in wheat field
Photo of: seaside cabin


                 HIGH CURRENT INCOME
                 FROM A PORTFOLIO OF
                    INVESTMENT-GRADE
                PREFERRED SECURITIES


Logo: NUVEEN Investments

FASTER INFORMATION
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       NUVEEN FUND REPORT
           ELECTRONICALLY


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Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
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No, your e-mail address is strictly confidential and will not be used for
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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4    Click Submit. Confirm the information you just entered is correct, then
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6    Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: TIMOTHY R. SCHWERTFEGER
CHAIRMAN OF THE BOARD


SIDEBAR TEXT:"WE REMAIN CONVINCED THAT MAINTAINING A WELL-BALANCED PORTFOLIO
....... IS AN IMPORTANT WAY TO HELP YOU REDUCE OVERALL INVESTMENT RISK."



Dear SHAREHOLDER

I am pleased to report that over the period ended July 31, 2003, your Nuveen Quality Preferred Income Funds continued to provide you with an attractive monthly dividend and the opportunity for enhanced diversification within your investment portfolio. For more specific information about the performance of the Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

While the oldest of these three Funds was barely more than one year old as of July 31, 2003, all three already have experienced a good deal of market price volatility in their young lives. We know that the ups and downs that come with this volatility may lead some investors to consider increasing or decreasing their investments in their Fund. While we encourage you to take a strong interest in the performance of your investment portfolio, I urge you to discuss any investment changes with your financial advisor before you act. We remain convinced that maintaining a well-balanced portfolio, structured and monitored with the help of an investment professional, is an important way to help you reduce overall investment risk and position yourself to achieve your long-term financial goals. In this context, the preferred securities in your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

September 15, 2003

Nuveen Closed-End Exchange-traded funds (JTP, JPS, JHP)


Managers' PERSPECTIVE

The Nuveen Quality Preferred Income Funds are managed by a team of specialists at Spectrum Asset Management, Inc., an affiliate of Principal CapitalSM. Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about general economic conditions, their management strategy and the performance of each Fund for the period ended July 31, 2003.



WHAT WAS THE GENERAL MARKET ENVIRONMENT FOR PREFERRED SECURITIES OVER THE TWELVE MONTHS ENDED JULY 31, 2003?
In our view, it was "a tale of two markets." The first eleven months of the period saw a bull market for most fixed income investments as interest rates declined and prices rose across the entire yield curve. Both the two-year and ten-year U.S. Treasuries saw their yields drop by over 90 basis points to near-record lows by June 2003. Then came July 2003, which was one of the worst single months ever for bonds. By the end of that month the two-year U.S. Treasury had given up about half of the gain achieved over the previous eleven months, and the yield on the ten-year U.S. Treasury was about the same as one year earlier.

Despite the weakness exhibited in July, overall it was a very good period for preferred securities. The new issue calendar was active ($37 billion during the twelve months ended July 31, 2003) and despite having many securities called for redemption, the size of the hybrid, or taxable, preferred securities market grew to $211 billion by the end of the reporting period. The demand for preferred securities from both institutional and private client investors remained strong, sparked by the record low yields available in money market instruments, continued volatility in equity markets, and an emphasis on income by insurance companies and others.

HOW DID THE FUNDS PERFORM OVER THIS REPORTING PERIOD?
The total return on NAV for JTP for the year ended July 31, 2003, was 9.15% This compares with 5.41% for the Lehman Brothers Aggregate Index1, a good measure of the general bond market, and 8.75% for the Merrill Lynch Preferred Stock Hybrid Securities Index.1 JPS and JHP did not yet have one year of performance history as of the end of the reporting period.

The performance of all three Funds showed a pattern similar to the general bond market, painting one picture from August 2002 through June 2003, and a very different picture in July 2003. For example, as of June 30, 2003, JTP, JPS and JHP all were trading between 4 - 6% above their original $15 IPO price. After July's bond market decline, their share prices had fallen to below their IPO prices -- $14.59 for JTP, $14.65 for JPS, and $14.36 for JHP. The NAV performance for each Fund followed a different pattern. After the July decline, JTP's NAV ended the reporting period virtually unchanged from one year earlier ($14.10 vs. $14.12). During the periods between their initial public offerings and July 31, 2003, both JPS and JHP saw their NAV's rise.

All three funds continued to provide attractive monthly income through the period, with JTP raising its dividend once during this time.

For additional performance information, please see the individual Performance Overview pages for your Fund in this report.

WHAT STRATEGIES DID YOU EMPLOY IN MANAGING THE FUNDS?
The primary strategy for each of the Funds has been to build a high quality, diversified portfolio which maximizes the income available to pay an attractive dividend for a sustained period of time. The emphasis has been on investment-grade preferred securities, many of which are issued by companies with AA or A debt ratings. To enhance diversification, we have tried to keep the holdings of any single issuer within each Fund to about 3% or less of the Fund's total assets. Each of the three Funds had over 120 distinct issuers as of July 31, 2003. In addition, we've striven to balance our investments in issues that afford longer call protection but have a higher duration (i.e. more interest rate risk) with more defensive, higher coupon securities that have attractive yields-to-call. Finally, although income is each Fund's primary objective, we have tried to enhance the total return potential of each portfolio through selective trading to take advantage of inefficiencies in the market.

WHAT DO YOU ANTICIPATE YOUR STRATEGY WILL BE GOING FORWARD?
While we expect the preferred securities market to continue to perform well relative to other fixed income instruments for the near future, this does not mean that the market will be immune to increases in interest rates. If interest rates continue to increase as the economy and stock markets strengthen, the prices of preferred securities probably will weaken further.

Two important developments that we are watching are the passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the FASB rule change requiring Trust preferred securities to be listed as debt instead of equity on the issuer's balance sheet. The cornerstone of the tax legislation was a reduction in the tax rate for individuals on dividend income to the capital gains rate of 15%. The payments made by hybrid preferreds in the Fund's portfolios, do not qualify because they are considered to be interest rather than dividends for tax purposes. While we have not seen any significant impact on the prices of these securities, there may be some implications for future issuance. For example, if the cost of raising capital by selling dividend-paying preferred securities drops enough, it might reduce the number of new hybrid preferred securities that come to market.

The FASB change has caused the Fed to review whether to allow banks to continue to count Trust preferred securities as Tier I capital. If the Fed does change its view, the assumption is that extant issues will be "grandfathered," but there might be no further issuance. Moreover, the value to the banks of their outstanding preferred securities would be much greater, causing them to less likely be called. This would be good news for the Fund's large holdings in these types of issues.

In this uncertain environment, we will continue to look for higher coupon, "cushioned" securities as a way to mitigate some of the interest rate risk. Although the general credit outlook is more sanguine now than was the case for most of the last two years, we plan to remain vigilant in our credit analysis and will stick with the high quality approach that has served us well in the past. In addition, we will seek opportunities to enhance the diversification of each Fund's portfolio.


1 The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar-denominated, noncon vertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. The Merrill Lynch Preferred Stock Hybrid Securities Index, an unmanaged index of investment-grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

NUVEEN QUALITY PREFERRED INCOME FUND

Performance
  OVERVIEW As of July 31, 2003


JTP



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.59
--------------------------------------------------
Common Share Net Asset Value                $14.10
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $907,746
--------------------------------------------------

                                        % OF TOTAL
TOP 5 ISSUERS                          INVESTMENTS
--------------------------------------------------
Wachovia Corporation                          3.3%
--------------------------------------------------
ING Groep NV                                  3.2%
--------------------------------------------------
Abbey National Public Limited Company         3.0%
--------------------------------------------------
HSBC Holdings Public Limited Company          2.7%
--------------------------------------------------
Zurich Financial Services                     2.6%
--------------------------------------------------

                                        % OF TOTAL
TOP 5 INDUSTRIES                       INVESTMENTS
--------------------------------------------------
Banking                                      21.1%
--------------------------------------------------
Banking - Foreign                            14.7%
--------------------------------------------------
Real Estate Investment Trusts                12.7%
--------------------------------------------------
Utilities                                     6.6%
--------------------------------------------------
Insurance - P&C - Foreign                     6.1%
--------------------------------------------------

AVERAGE ANNUAL TOTAL
RETURN (INCEPTION 6/25/02)
--------------------------------------------------
                              Market           NAV
--------------------------------------------------
1-Year                         4.95%         9.15%
--------------------------------------------------
Since Inception                5.45%         6.86%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY DIVIDENDS PER SHARE
Aug                                 0.103
Sep                                 0.103
Oct                                 0.103
Nov                                 0.103
Dec                                 0.105
Jan                                 0.105
Feb                                 0.105
Mar                                 0.105
Apr                                 0.105
May                                 0.105
Jun                                 0.105
Jul                                 0.105


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
8/01/02                             15.16
                                    15.17
                                    15.25
                                    15.2
                                    15.35
                                    15.33
                                    15.31
                                    15.17
                                    15.48
                                    15.53
                                    15.15
                                    14.84
                                    14.71
                                    14.99
                                    14.99
                                    14.83
                                    14.18
                                    14.7
                                    14.71
                                    14.81
                                    14.94
                                    14.99
                                    15.09
                                    15.16
                                    15.24
                                    15.36
                                    15.42
                                    15.35
                                    15.28
                                    15.29
                                    15.22
                                    15.05
                                    14.98
                                    14.69
                                    14.94
                                    15.11
                                    15.17
                                    15.29
                                    15.14
                                    15.45
                                    15.64
                                    15.68
                                    15.79
                                    15.76
                                    15.73
                                    15.8
                                    16.02
                                    15.79
                                    15.26
                                    14.95
7/31/03                             14.59

NUVEEN QUALITY PREFERRED INCOME FUND  2


Performance
  OVERVIEW As of July 31, 2003


JPS



PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                   $14.65
----------------------------------------------------
Common Share Net Asset Value                  $14.97
----------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $1,789,809
----------------------------------------------------

                                          % OF TOTAL
TOP 5 ISSUERS                            INVESTMENTS
----------------------------------------------------
Wachovia Corporation                            3.5%
----------------------------------------------------
Abbey National Public Limited Company           3.2%
----------------------------------------------------
Everest Reinsurance Holdings Inc.               2.9%
----------------------------------------------------
ING Groep NV                                    2.9%
----------------------------------------------------
ABN AMRO Bank NV                                2.8%
----------------------------------------------------

                                          % OF TOTAL
TOP 5 INDUSTRIES                         INVESTMENTS
----------------------------------------------------
Banking                                        20.1%
----------------------------------------------------
Banking - Foreign                              15.9%
----------------------------------------------------
Real Estate Investment Trusts                  10.0%
----------------------------------------------------
Utilities                                       8.6%
----------------------------------------------------
Financial                                       8.0%
----------------------------------------------------

CUMULATIVE TOTAL RETURN
(INCEPTION DATE 9/24/02)
----------------------------------------------------
                              Market             NAV
----------------------------------------------------
Since Inception                4.02%          11.22%
----------------------------------------------------


Bar Chart:
2002-2003 MONTHLY DIVIDENDS PER SHARE
Nov                                 0.105
Dec                                 0.105
Jan                                 0.105
Feb                                 0.105
Mar                                 0.105
Apr                                 0.105
May                                 0.105
Jun                                 0.105
Jul                                 0.105


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/27/02                             15.1
                                    15.15
                                    15.05
                                    15
                                    15
                                    15
                                    15
                                    14.7
                                    14.13
                                    14.5
                                    14.7
                                    14.73
                                    14.86
                                    14.99
                                    15.02
                                    15.14
                                    15.1
                                    15
                                    15.15
                                    15.34
                                    15.25
                                    15.17
                                    15.18
                                    15.06
                                    14.98
                                    14.58
                                    14.97
                                    15.06
                                    15.12
                                    15.24
                                    15.21
                                    15.44
                                    15.67
                                    15.8
                                    15.78
                                    15.85
                                    15.7
                                    15.8
                                    15.94
                                    15.83
                                    15.28
                                    14.95
7/31/03                             14.65

Nuveen Quality Preferred Income Fund  3


Performance
  OVERVIEW As of July 31, 2003

JHP


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.36
--------------------------------------------------
Common Share Net Asset Value                $14.38
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $339,499
--------------------------------------------------

                                        % OF TOTAL
TOP 5 ISSUERS                          INVESTMENTS
--------------------------------------------------
ING Groep NV                                  3.3%
--------------------------------------------------
Wachovia Corporation                          3.3%
--------------------------------------------------
Citigroup                                     2.8%
--------------------------------------------------
Zurich Financial Services                     2.7%
--------------------------------------------------
SAFECO Corporation                            2.4%
--------------------------------------------------

                                        % OF TOTAL
TOP 5 INDUSTRIES                       INVESTMENTS
--------------------------------------------------
Banking                                      18.9%
--------------------------------------------------
Banking - Foreign                            10.6%
--------------------------------------------------
Real Estate Investment Trusts                10.0%
--------------------------------------------------
Insurance - P&C - Foreign                     8.8%
--------------------------------------------------
Financial                                     6.6%
--------------------------------------------------

CUMULATIVE TOTAL RETURN
(INCEPTION DATE 12/18/02)
--------------------------------------------------
                              Market           NAV
--------------------------------------------------
Since Inception               -0.19%         4.62%
--------------------------------------------------


Bar Chart:
2003 MONTHLY DIVIDENDS PER SHARE
Feb                                 0.103
Mar                                 0.103
Apr                                 0.103
May                                 0.103
Jun                                 0.103
Jul                                 0.103


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/20/02                            15.01
                                    15.01
                                    15.02
                                    15.08
                                    15.07
                                    15
                                    15.05
                                    15.18
                                    15.14
                                    15.06
                                    15.11
                                    15.09
                                    14.98
                                    14.77
                                    14.82
                                    15
                                    15.03
                                    15.1
                                    15.12
                                    15.3
                                    15.38
                                    15.55
                                    15.7
                                    15.47
                                    15.53
                                    15.52
                                    15.64
                                    15.76
                                    15.11
                                    14.95
7/31/03                             14.36

Report of
   INDEPENDENT AUDITORS




THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN QUALITY PREFERRED INCOME FUND
NUVEEN QUALITY PREFERRED INCOME FUND 2
NUVEEN QUALITY PREFERRED INCOME FUND 3


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, and Nuveen Quality Preferred Income Fund 3 as of July 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, and Nuveen Quality Preferred Income Fund 3 at July 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
September 12, 2003

                            Nuveen Quality Preferred Income Fund (JTP)

                            Portfolio of
                                    INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EXCHANGE-LISTED PREFERRED SECURITIES - 74.1% (50.1% OF TOTAL INVESTMENTS)

                AGENCY - 0.3%

       42,000   Freddie Mac, Series F, 5.000% (a)                                                                       $ 2,005,500

       33,400   Tennessee Valley Authority, Series D, 6.750%                                                                891,112


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 0.5%

       33,000   Ford Motor Company, Series F, 8.000% (CBTCS)                                                                818,070

       51,240   Ford Motor Company Capital Trust I, 9.000%                                                                1,308,157

       63,300   General Motors Corporation, 7.375%                                                                        1,558,446

       23,700   General Motors Corporation, 7.250%                                                                          571,170


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - FOREIGN - 1.1%

      382,050   Magna International Inc., Series B, 8.875%                                                               10,124,325


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 9.6%

        1,000   ABN AMRO North America, Series 144A, 6.590% (a)                                                           1,054,063

      101,300   ASBC Capital I, 7.625%                                                                                    2,690,528

        7,200   BAC Capital Trust I, 7.000%                                                                                 184,680

       64,000   BAC Capital Trust II, 7.000%                                                                              1,625,600

      145,000   BAC Capital Trust III, 7.000%                                                                             3,784,500

       24,000   BAC Capital Trust IV, 5.875%                                                                                583,200

       68,300   Bank One Capital Trust II, 8.500%                                                                         1,891,910

       50,300   Bank One Capital Trust VI, 7.200%                                                                         1,295,225

       60,100   BNY Capital Trust V, Series F, 5.950%                                                                     1,470,046

      117,399   Chase Capital Trust IV, Series D, 7.340%                                                                  2,954,933

       24,800   Chase Capital Trust VIII, Series H, 8.300%                                                                  669,600

      197,000   Chittenden Capital Trust I, 8.000%                                                                        5,122,000

                Citigroup Inc.:
       20,000    Series F, 6.365% (a)                                                                                     1,075,000
       70,000    Series H, 6.231% (a)                                                                                     3,663,100
       45,000    Series M, 5.864% (a)                                                                                     2,328,750

       28,900   Citicorp Capital III, 7.100%                                                                                732,037

       18,000   Citigroup Capital Trust VI, 6.875%                                                                          458,640

      103,000   Citigroup Capital Trust VII, 7.100%                                                                       2,685,210

       47,600   Citigroup Capital Trust VIII, 6.950%                                                                      1,222,844

      122,500   Comerica Capital Trust I, 7.600%                                                                          3,256,050

      224,795   Compass Bank Capital Trust III, 7.350%                                                                    5,844,670

        8,400   First Union Capital II, 8.200% (CORTS)                                                                      235,368

       28,400   First Union Capital II, Series II, 7.500% (CORTS)                                                           758,564

       89,000   Fleet Capital Trust VI, 8.800%                                                                            2,401,220

       32,100   Fleet Capital Trust VII, 7.200%                                                                             823,044

       57,900   Harris Preferred Capital Corporation, Series A, 7.375%                                                    1,463,712


                                       8

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

       32,600   JPMorgan Chase Capital Trust I, Series 2001-1, 7.850% (CORTS)                                           $   869,442

       77,200   JPMorgan Chase Capital Trust IX, Series I, 7.500%                                                         2,007,200

                KeyCorp:
       29,800    Series B, 8.250% (CORTS)                                                                                   800,130
       15,300    Series 2001-7, 7.750% (CORTS)                                                                              403,920

       59,400   KeyCorp, 7.500% (PCARS)                                                                                   1,580,040

       44,700   National Commerce Capital Trust II, 7.700%                                                                1,191,255

       29,200   Regions Finance Trust I, 8.000%                                                                             779,640

       35,700   Suntrust Capital Trust V, 7.050%                                                                            917,490

      174,400   US Bancorp Capital Trust III, 7.750%                                                                      4,515,216

      418,405   US Bancorp Capital Trust IV, 7.350%                                                                      10,732,088

       38,400   US Bancorp Capital Trust V, 7.250%                                                                          973,824

        9,400   Valley National Bank Capital Trust I, 7.750%                                                                247,596

       19,000   Washington Mutual Capital Trust I, Series 2001-22, 7.650% (CORTS)                                           495,900

        7,700   Wells Fargo Capital Trust IV, 7.000%                                                                        199,738

       17,000   Wells Fargo Capital Trust V, 7.000%                                                                         438,940

       92,100   Wells Fargo Capital Trust VII, 5.850%                                                                     2,234,346

      300,000   Zions Capital Trust B, 8.000%                                                                             8,175,000


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 5.0%

      273,200   ABN AMRO Capital Funding Trust I, 7.500%                                                                  6,898,300

      208,800   ABN AMRO Capital Funding Trust II, 7.125%                                                                 5,276,376

       24,200   ANZ Exchangeable Preferred Trust, 8.000%                                                                    611,050

        9,000   ANZ Exchangeable Preferred Trust II, 8.080%                                                                 228,330

        8,500   Abbey National plc, 7.250%                                                                                  219,130

       67,800   Abbey National plc, Series B, 7.375%                                                                      1,789,920

       46,300   Banco Totta & Acores Finance, Series A, 8.875%                                                            1,279,501

      104,600   BCH Capital Ltd., Series B, 9.430%                                                                        2,907,880

                BSCH Finance Ltd.:
      253,837    Series F, 8.125%                                                                                         6,609,915
      162,055    Series G, 8.125%                                                                                         4,215,051
       70,691    Series H, 7.790%                                                                                         1,774,344
        2,500    Series J, 7.350%                                                                                            62,775
      265,650    Series Q, 8.625%                                                                                         7,108,794

       37,400   Espirito Santo Overseas Ltd., 8.500%                                                                        985,116

       60,000   NAB Exchangeable Preferred Trust, 8.000%                                                                  1,518,000

       55,300   National Westminster Bank plc, Series A, 7.875%                                                           1,396,325

       75,000   Royal Bank of Scotland Group plc, 5.750%                                                                  1,724,250

       22,900   Westpac Capital Trust I, 8.000%                                                                             593,568


------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 3.3%

       50,100   Bear Stearns Capital Trust III, 7.800%                                                                    1,323,642

      110,000   Lehman Brothers Capital Trust I, 8.000%                                                                   2,813,800

      118,100   Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                               3,054,066

       98,949   Lehman Brothers Holdings Capital Trust III, Series K, 6.375%                                              2,471,746

       38,500   Merrill Lynch Capital Trust II, 8.000%                                                                    1,055,670

      186,900   Merrill Lynch Preferred Capital Trust, 7.750%                                                             5,107,977

        7,300   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                            187,975

                                       9


                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                 Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE (continued)

       44,800   Merrill Lynch Preferred Capital Trust V, 7.280%                                                         $ 1,162,560

       92,000   Morgan Stanley Capital Trust II, 7.250%                                                                   2,352,440

      188,400   Morgan Stanley Capital Trust III, 6.250%                                                                  4,593,192

      250,095   Morgan Stanley Capital Trust IV, 6.250%                                                                   6,072,307


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 1.5%

       46,100   ENCANA Corporation, 9.500%                                                                                1,233,175

       79,400   Suncor Energy Inc., 9.125%                                                                                2,101,718

      153,600   Talisman Energy Inc., 9.000%                                                                              3,924,480

      257,100   Talisman Energy Inc., 8.900%                                                                              6,617,754


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.3%

      119,000   Viacom Inc., 7.250%                                                                                       3,105,900


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 6.2%

      485,300   AT&T Capital Corp., 8.250%                                                                               12,287,796

      760,000   AT&T Capital Corp., 8.125%                                                                               19,182,400

       30,176   CIT Group Incorporated, 7.750% (CORTS)                                                                      809,019

      584,500   Countrywide Capital Trust IV, 6.750%                                                                     14,261,800

       42,000   General Electric Capital Corp., 6.100%                                                                    1,058,400

       20,000   General Electric Capital Corp., 5.875%                                                                      497,000

       95,000   General Motors Acceptance Corporation, 7.350%                                                             2,337,950

       28,500   General Motors Acceptance Corporation, 7.300%                                                               705,945

      127,000   Household Capital Trust V, Series X, 10.000%                                                              3,511,550

       59,500   Household Capital Trust VI, 8.250%                                                                        1,576,750

       17,000   Household Capital Trust VII, 7.500%                                                                         445,910


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 4.8%

       55,900   ING Capital Funding Trust, 7.700%                                                                         1,429,922

       26,400   ING Capital Funding Trust II, 9.200%                                                                        722,040

    1,015,458   ING Groep NV, 7.200%                                                                                     26,259,744

      563,900   ING Groep NV, 7.050%                                                                                     14,379,450

       26,200   Swedish Export Credit Corp., 7.375%                                                                         663,646


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.1%

       19,100   ConAgra Capital LC, Series B, 5.000%                                                                        479,219


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 1.6%

      535,800   Grand Met De Ltd. Partnership, 9.420%                                                                    14,396,946


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 2.0%

       32,100   AGL Capital Trust II, 8.000%                                                                                850,650

       96,800   Coastal Finance I, 8.375%                                                                                 1,926,320

       93,400   Dominion CNG Capital Trust I, 7.800%                                                                      2,465,760

      142,400   MCN Financing Trust II, 8.625%                                                                            3,665,376

       22,900   South Jersey Gas Capital Trust, 8.350%                                                                      583,950

      322,500   Southern Union Financing Trust, 9.480%                                                                    8,297,925


                                       10

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.3%

      108,500   TransCanada Pipelines Ltd., 8.250%                                                                      $ 2,761,325


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.8%

       64,500   AMBAC Financial Group Inc., 5.950%                                                                        1,566,705

      118,774   AMBAC Financial Group Inc., 5.875%                                                                        2,874,331

       74,000   Financial Security Assurance Holdings, 6.250%                                                             1,815,960

       26,600   MBIA Inc., 8.000%                                                                                           727,244


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.6%

       20,700   American General Capital Trust I, 7.875%                                                                    543,375

       15,700   American General Capital Trust III, 8.050%                                                                  442,740

      100,000   Delphi Financial Group Inc., 8.000%                                                                       2,540,000

      136,600   Great West Life and Annuity Insurance Capital Trust I,
                 Series A, 7.250%                                                                                         3,476,470

       77,100   Lincoln National Capital Trust V, Series E, 7.650%                                                        2,013,081

       70,900   Protective Life Company Capital Trust III, 7.500%                                                         1,858,289

      410,000   Protective Life Company Capital Trust IV, 7.250%                                                         10,824,000

       58,600   Torchmark Capital Trust I, 7.750%                                                                         1,548,798


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.8%

       13,600   Farmers Group Capital Trust II, Series B, 8.250%                                                            349,520

       81,152   Hartford Capital Trust I, Series A, 7.700%                                                                2,057,203

      110,000   Hartford Capital Trust III, Series C, 7.450%                                                              2,799,500

       42,700   Hartford Life Capital Trust II, Series B, 7.625%                                                          1,106,357

       26,700   SAFECO, 8.750% (CBTCS)                                                                                      707,817

       24,600   SAFECO Capital I, Series II, 8.700% (CORTS)                                                                 655,836


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.2%

       59,200   Everest Re Capital Trust, 7.850%                                                                          1,568,800


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 6.8%

       12,900   ACE Capital Trust I, 8.875%                                                                                 339,399

      755,200   Ace Ltd., Series C, 7.800%                                                                               18,955,520

      760,000   Converium Finance, 8.250%                                                                                19,919,600

      250,000   PartnerRe Ltd., Series C, 6.750%                                                                          6,225,000

       99,000   PartnerRe Ltd. Capital Trust I, 7.900%                                                                    2,653,200

                RenaissanceRe Holdings Ltd.:
       67,705    Series A, 8.100%                                                                                         1,808,401
       40,000    Series B, 7.300%                                                                                         1,036,400

                XL Capital Ltd.:
      385,354    Series A, 8.000%                                                                                        10,250,416
       24,000    Series B, 7.625%                                                                                           626,400


------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.1%

       37,800   International Paper Capital Trust III, 7.875%                                                               958,986


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.2%

       54,300   Rhone-Poulenc Overseas, Series A, 8.125%                                                                  1,381,392


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 18.7%

        8,600   Archstone-Smith Trust, Series D, 8.750%                                                                     230,910

       13,400   AvalonBay Communities Inc., Series H, 8.700%                                                                381,900


                                       11



                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS (continued)

                BRE Properties:
       12,900    Series A, 8.500%                                                                                       $   330,563
      608,700    Series B, 8.080%                                                                                        16,495,770

                Developers Diversified Realty Corporation:
        9,000    Series G, 8.000%                                                                                           228,150
       78,000    Series H, 7.375%                                                                                         1,911,000

                Duke Realty Corp.:
      109,179    Series B, 7.990%                                                                                         5,650,013
        9,300    Series I, 8.450%                                                                                           251,286

                Equity Office Properties Trust:
       22,900    Series C, 8.625%                                                                                           587,385
    1,097,400    Series G, 7.750%                                                                                        29,070,126

                Equity Residential Properties Trust:
       30,400    Series B, 9.125%                                                                                           825,360
       22,100    Series D, 8.600%                                                                                           618,800

                First Industrial Realty Trust Inc.:
       10,600    Series C, 8.625%                                                                                           294,680
       87,200    Series D, 7.950%                                                                                         2,180,872
       60,500    Series E, 7.900%                                                                                         1,509,475

       19,000   Firstar Realty LLC, Series 144A, 8.875%                                                                  22,230,000

                HRPT Properties Trust:
      218,300    Series A, 9.875%                                                                                         5,915,930
    1,096,700    Series B, 8.750%                                                                                        29,172,220

                New Plan Excel Realty Trust:
       20,000    Series D, 7.800%                                                                                           966,876
      414,000    Series E, 7.625%                                                                                        10,764,000

       89,600   Prologis Trust, Series D, 7.920%                                                                          2,269,568

                Public Storage Inc.:
        7,000    Series D, 9.500%                                                                                           194,950
       16,200    Series E, 10.000%                                                                                          458,136
       22,800    Series F, 9.750%                                                                                           631,104
        6,400    Series K, 8.250%                                                                                           163,840
       20,400    Series L, 8.250%                                                                                           522,444
       24,000    Series Q, 8.600%                                                                                           644,400
       99,000    Series R, 8.000%                                                                                         2,631,420
      200,000    Series S, 7.875%                                                                                         5,300,000
       12,180    Series U, 7.625%                                                                                           321,308
      316,000    Series V, 7.500%                                                                                         8,374,000

                Simon Property Group Inc.:
       20,500    Series F, 8.750%                                                                                           559,650
      176,200    Series G, 7.890%                                                                                         9,365,030

                Vornado Realty Trust:
       26,100    Series B, 8.500%                                                                                           664,506
       47,700    Series C, 8.500%                                                                                         1,216,350

      285,000   Wachovia Bank Preferred Funding Corporation, 7.250%                                                       7,700,700


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.6%

      219,600   Sears Roebuck Acceptance Corporation, 7.000%                                                              5,448,276


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 1.8%

       10,000   SBC Communications Inc., 7.000%                                                                             260,500

      183,796   Telephone & Data Systems Capital Trust I, 8.500%                                                          4,650,039

      262,846   Telephone & Data Systems Inc., 7.600%                                                                     6,902,336

      156,300   US Cellular Corporation, 8.750%                                                                           4,166,958


                                       12

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.9%

      248,300   Alabama Power Company, 5.830% (a)                                                                       $ 6,331,650

       13,300   Atlantic Capital Trust II, Series C, 7.375%                                                                 337,155

       92,600   CPL Capital I, Series A, 8.000%                                                                           2,340,002

       13,500   Delmarva Power Finance (Conectiv Inc.), 8.125%                                                              346,140

       55,600   Dominion Resources Capital Trust II, 8.400%                                                               1,472,288

       77,740   DTE Energy Trust I, 7.800%                                                                                2,021,240

       20,800   Duke Energy Capital Trust I, Series Q, 7.200%                                                               521,872

        8,000   Duke Energy Capital Trust II, 7.200%                                                                        204,640

       94,800   Energy East Capital Trust I, 8.250%                                                                       2,518,836

       93,005   Entergy LA Inc., 7.600%                                                                                   2,456,262

      134,751   Georgia Power Company, 5.900%                                                                             3,368,775

                Interstate Power & Light Company:
       11,800    Series A, 7.875%                                                                                           297,950
      320,000    Series B, 8.375% (a)                                                                                    10,688,000

       64,700   OGE Energy Capital Trust I, 8.375%                                                                        1,694,493

        7,700   Ohio Power Company, 7.375%                                                                                  194,425

       40,000   Potomac Electric Power Company, Series 6, 2.280% (a)                                                      1,660,000

        1,300   PSE&G Capital Trust, 8.125%                                                                                  33,540

       60,800   PSO Capital Trust I, Series A, 8.000%                                                                     1,533,376

       53,100   SWEPCO Capital Trust I, Series A, 7.875%                                                                  1,342,368

        3,100   Virginia Electric & Power Company, Series A, 7.150%                                                          78,306

      187,000   Virginia Power Capital Trust, 7.375%                                                                      4,899,400

        1,000   WPS Resources Capital Trust I, 7.000%                                                                        25,153
------------------------------------------------------------------------------------------------------------------------------------
                Exchange-Listed Preferred Securities (cost $650,061,826)                                                672,104,301
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 9.7% (6.5% OF TOTAL INVESTMENTS)

                BANKING - 0.6%

      154,000   Citigroup Global Markets Holdings, 2.000%                                                                 5,430,502

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.7%

      299,400   Keyspan Corporation, 8.750%                                                                              15,733,470


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 0.2%

       32,000   PartnerRe Ltd., 8.000%                                                                                    1,633,600


------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.7%

      117,500   Baxter International Inc., 7.000%                                                                         5,979,575


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 2.1%

      263,200   ALLTELL Corp., 7.750%                                                                                    12,633,600

      242,200   Citizens Communications Company, 6.750%                                                                   6,079,220


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.4%

      302,200   Ameren Corporation, 9.750%                                                                                8,558,304

      125,500   American Electric Power Inc., 9.250%                                                                      5,823,200

       58,000   Cinergy Corp., 9.500%                                                                                     3,419,100

      260,200   Dominion Resources Inc., 8.750%                                                                          13,556,420

      153,600   Public Service Enterprise Group, 10.250%                                                                  8,970,240
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Preferred Securities (cost $82,504,425)                                                87,817,231
                --------------------------------------------------------------------------------------------------------------------


                                       13


                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - HYBRID SECURITIES - 2.7% (1.9% OF TOTAL INVESTMENTS)

                BANKING - FOREIGN - 1.1%

           10   BBVA Privanza International Gibraltar, Series 144A, 7.764%                                              $10,000,000


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 1.6%

       13,250   Centaur Funding Corp., Series 144A, 9.080%                                                               14,889,688
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Hybrid Securities (cost $21,548,162)                                           24,889,688
                --------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 50.5% (34.1% OF TOTAL INVESTMENTS)

                BANKING - 20.7%

$       6,500   ABN AMRO North America Holding Capital, Series 144A,                                                      6,929,722
                 6.523%, 11/08/12

        3,000   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                        3,222,780

        1,000   BankAmerica Institutional Capital Trust A, Series 144A,                                                   1,063,466
                 8.070%, 12/31/26

        2,000   BankAmerica Institutional Capital Trust B, Series 144A,                                                   2,133,400
                 7.700%, 12/31/26

        5,700   Bank of Boston Capital Trust II, Series B, 7.750%, 12/15/26                                               5,900,030

        6,000   Barnett Capital I, 8.060%, 12/01/26                                                                       6,380,304

        7,800   BT Preferred Capital Trust II, 7.875%, 2/25/27                                                            8,182,824

        5,000   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                         5,120,035

        3,000   Corestates Capital Trust I, Series 144A, 8.000%, 12/15/26                                                 3,251,130

          500   First Empire Capital Trust II, 8.277%, 6/01/27                                                              540,990

       26,463   First Union Institutional Capital I, 8.040%, 12/01/26                                                    28,699,917

       20,000   JPM Capital Trust II, 7.950%, 2/01/27                                                                    20,918,680

        2,000   KeyCorp Institutional Capital Trust A, 7.826%, 12/01/26                                                   2,059,798

       11,150   NB Capital Trust II, 7.830%, 12/15/26                                                                    11,754,598

        1,000   North Fork Capital Trust I, 8.700%, 12/15/26                                                              1,121,610

        8,000   Peoples Heritage Capital Trust I (BankNorth Group Inc.),                                                  8,685,296
                 Series B, 9.060%, 2/01/27

       19,000   PNC Institutional Capital Trust A, 7.950%, 12/15/26                                                      19,976,334

       17,500   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                      18,440,118

        1,400   Republic NY Capital Trust IV, 7.530%, 12/04/26                                                            1,422,995

       23,000   Summit Capital Trust I, 8.400%, 3/15/27                                                                  25,190,290

        1,000   Union Planters Capital Trust A, 8.200%, 12/15/26                                                          1,017,644

        4,000   Wachovia Bank Capital Trust I, Series 144A, 7.640%, 1/15/27                                               4,230,480

        1,050   Wells Fargo Capital, 7.950%, 12/01/26                                                                     1,128,236

        1,000   Zions Institutional Capital Trust A, Series A, 8.536%, 12/15/26                                           1,042,007


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 9.5%

       30,000   Abbey National Capital Trust I, 8.963%, 12/29/49                                                         38,957,700

        7,242   Dresdner Funding Trust I, 8.151%, 6/30/31                                                                 7,336,023

       25,000   HSBC Capital Funding LP, 10.176%, 6/30/03                                                                35,436,000

        5,000   Sparebanken Rogaland, Series 144A, 6.443%, 5/01/13                                                        4,975,000


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.6%

       21,900   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                            23,290,212


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.0%

        4,000   KN Capital Trust I, 8.560%, 4/15/27                                                                       4,523,960

        4,360   KN Capital Trust III, 7.630%, 4/15/28                                                                     4,533,048


                                       14

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.8%

$       7,500   Berkley Capital Trust, 8.197%, 12/15/45                                                                 $ 7,297,710


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.8%

        3,000   American General Institutional Capital, 8.125%, 3/15/46                                                   3,609,150

        4,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                    4,101,924


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 2.9%

       24,410   Sun Life Canada Capital Trust, 8.526%, 5/06/49                                                           25,951,003


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 6.6%

        2,983   AFC Capital Trust I, Series B, 8.207%, 2/03/27                                                            2,565,380

       20,525   SAFECO Capital Trust I, 8.072%, 7/15/37                                                                  21,880,676

       35,095   Zurich Capital Trust I, 8.376%, 6/01/37                                                                  35,549,164


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - FOREIGN - 0.9%

        8,000   Mangrove Bay, Series 144A, 6.102%, 7/15/33                                                                7,760,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 2.0%

        7,570   Ace Capital Trust II, 9.700%, 4/01/30                                                                     9,414,885

        2,000   RenaissanceRe Capital Trust, 8.540%, 3/01/27                                                              2,022,152

        7,500   Royal & Sun Alliance Insurance, 8.950%, 10/15/29                                                          6,686,918


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - 0.6%

        5,000   Washington Mutual Capital Trust I, 8.375%, 6/01/27                                                        5,463,750


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 1.6%

        8,500   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                           9,563,648

        5,000   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                               5,255,960


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.5%

        5,000   PECO Energy Capital Trust IV, 5.750%, 6/15/33                                                             4,270,544
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $453,160,740)                                                  458,857,491
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 6.7% (4.5% OF TOTAL INVESTMENTS)

                BANKING - FOREIGN - 6.1%

       11,500   C.A. Preferred Funding Trust, 7.000%, 1/30/09                                                            11,214,766

       25,500   HBOS Capital Funding LP, Notes, 6.850%, 3/29/49                                                          24,862,500

        6,250   Lloyds TSB Bank plc, Subordinate Notes, 6.900%, 11/22/07                                                  6,183,213

       13,000   RBS Capital Trust, Series B, 6.800%, 3/31/08                                                             12,757,745

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.6%

        5,500   Old Mutual Capital Funding, Notes, 8.000%, 12/22/08                                                       5,486,249
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred  - Euro-Market Listed Securities (cost $64,436,826)                              60,504,473
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 4.0% (2.7% OF TOTAL INVESTMENTS)

                AUTO - 1.3%

        5,000   Ford Motor Company, Debenture, 8.900%, 1/15/32                                                            4,803,055

        5,700   Ford Motor Company, Debenture, 7.700%, 5/15/97                                                            4,725,944

        3,400   Ford Motor Company, Debenture, 7.400%, 11/01/46                                                           2,716,848


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 0.3%

        3,000   Suntrust Bank, Subordinate Notes, 5.450%, 12/01/17                                                        3,027,876


                                       15


                            Nuveen Quality Preferred Income Fund (JTP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FINANCIAL - 2.4%

$      22,500   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                          $20,815,223
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.0%

          500   Zurich Reinsurance Centre Holdings Inc., Senior Notes, 7.125%, 10/15/23                                     439,301
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $36,737,833)                                                                 36,528,247
                --------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.3% (0.2% OF TOTAL INVESTMENTS)

        2,959   State Street Bank Repurchase Agreement, 0.980%, dated 7/31/03, due 8/01/03,
=============     repurchase price $2,958,983, collateralized by U.S. Treasury Bonds                                      2,958,902
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $2,958,902)                                                            2,958,902
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,311,408,714) - 148.0%                                                      1,343,660,333
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.5%                                                                      4,086,089
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (48.5)%                                                   (440,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $907,746,422
                ====================================================================================================================

                        (1) All percentages shown in the Portfolio of Investments
                            are based on net assets applicable to Common shares unless otherwise noted.

                        (a) Security is eligible for the Dividends Received
                            Deduction.

                    (CBTCS) Corporate Backed Trust Certificates.

                    (CORTS) Corporate Backed Trust Securities.

                    (PCARS) Public Credit and Repackaged Securities.

                                 See accompanying notes to financial statements.


                                       16


                            Nuveen Quality Preferred Income Fund 2 (JPS)

                            Portfolio of
                                    INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EXCHANGE-LISTED PREFERRED SECURITIES - 68.8% (47.9% OF TOTAL INVESTMENTS)


                AGENCY - 1.4%

      316,000   Fannie Mae, Series L, 5.125% (a)                                                                        $15,484,000

       88,600   Freddie Mac, Series F, 5.000% (a)                                                                         4,230,650

       42,000   SLM Corporation, Series A, 6.970% (a)                                                                     2,379,300

       90,100   Tennessee Valley Authority, Series D, 6.750%                                                              2,403,868


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 0.1%

       30,000   Ford Motor Company, Series F, 8.000% (CBTCS)                                                                743,700

       35,000   Ford Motor Company Capital Trust I, 9.000%                                                                  893,550

       20,400   General Motors Corporation, 7.375%                                                                          502,248


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - FOREIGN - 0.1%

       35,500   Magna International Inc., Series B, 8.875%                                                                  940,750


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 8.8%

      152,060   ASBC Capital I, 7.625%                                                                                    4,038,714

      135,900   BAC Capital Trust I, 7.000%                                                                               3,485,835

      168,500   BAC Capital Trust II, 7.000%                                                                              4,279,900

      218,300   BAC Capital Trust III, 7.000%                                                                             5,697,630

      300,000   BAC Capital Trust IV, 5.875%                                                                              7,290,000

       81,600   BancWest Capital I, 9.500%                                                                                2,321,520

       68,500   Bank One Capital II, 8.500%                                                                               1,897,450

       41,400   Bank One Capital V, 8.000%                                                                                1,114,488

      144,500   Bank One Capital VI, 7.200%                                                                               3,720,875

       35,800   BankNorth Capital Trust II, 8.000%                                                                          941,540

       17,800   BNY Capital Trust IV, Series E, 6.875%                                                                      453,544

       54,100   BNY Capital Trust V, Series F, 5.950%                                                                     1,323,286

       93,100   Chase Capital Trust IV, 7.340%                                                                            2,343,327

       22,800   Chase Capital Trust V, Series E, 7.030%                                                                     572,964

       76,800   Chase Capital Trust VIII, 8.300%                                                                          2,073,600

       12,100   Chittenden Capital Trust I, 8.000%                                                                          314,600

       35,300   Citicorp Capital III, 7.100%                                                                                894,149

       52,100   Citigroup Capital Trust VI, 6.875%                                                                        1,327,508

      148,100   Citigroup Capital Trust VII, 7.100%                                                                       3,860,967

      360,000   Citigroup Capital Trust VIII, 6.950%                                                                      9,248,400

                Citigroup Inc.:
       23,000    Series F, 6.365% (a)                                                                                     1,236,250
       40,000    Series H, 6.231% (a)                                                                                     2,093,200
       45,000    Series M, 5.864% (a)                                                                                     2,328,750

      239,700   Comerica Capital Trust I, 7.600%                                                                          6,371,226

      380,125   Compass Bank Capital Trust III, 7.350%                                                                    9,883,250

       31,300   First Union Capital II, 8.200% (CORTS)                                                                      877,026


                                       17


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                 Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BANKING (continued)

       63,300   First Union Capital II, Series II, 7.500% (CORTS)                                                       $ 1,690,743

      128,300   Fleet Capital Trust VI, 8.800%                                                                            3,461,534

       79,700   Harris Preferred Capital Corporation, Series A, 7.375%                                                    2,014,816

       41,000   JPMorgan Chase Capital Trust, Series 2002-6, 7.125% (SATURNS)                                             1,038,530

       71,500   JPMorgan Chase Capital Trust, 7.200% (CBTCS)                                                              1,823,965

        6,400   JPMorgan Chase Capital Trust I, Series 2001-1, 7.850% (CBTCS)                                               170,688

      204,100   JPMorgan Chase Capital Trust IX, Series I, 7.500%                                                         5,306,600

                KeyCorp:
       91,300    Series B, 8.250% (CORTS)                                                                                 2,451,405
       28,000    Series 2001-7, 7.750% (CORTS)                                                                              739,200

       33,900   KeyCorp, 7.500% (PCARS)                                                                                     901,740

      239,800   National Commerce Capital Trust II, 7.700%                                                                6,390,670

       34,300   Regions Finance Trust I, 8.000%                                                                             915,810

      131,900   SunTrust Capital Trust IV, 7.125%                                                                         3,397,744

       81,400   SunTrust Capital Trust V, 7.050%                                                                          2,091,980

      602,600   US Bancorp Capital Trust III, 7.750%                                                                     15,601,314

      208,100   US Bancorp Capital Trust IV, 7.350%                                                                       5,337,765

       78,100   US Bancorp Capital Trust V, 7.250%                                                                        1,980,616

       87,600   Valley National Bank Capital Trust I, 7.750%                                                              2,307,384

       41,000   Washington Mutual Capital Trust I, Series 2001-22,                                                        1,070,100
                 7.650% (CORTS)

       15,700   Wells Fargo Capital Trust IV, 7.000%                                                                        407,258

       26,400   Wells Fargo Capital Trust V, 7.000%                                                                         681,648

       20,000   Wells Fargo Capital Trust VI, 6.950%                                                                        511,200

      165,000   Wells Fargo Capital Trust VII, 5.850%                                                                     4,002,900

      510,200   Zions Capital Trust B, 8.000%                                                                            13,902,950


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 5.6%

      340,000   ABN AMRO Capital Funding Trust I, 7.500%                                                                  8,585,000

      780,300   ABN AMRO Capital Funding Trust II, 7.125%                                                                19,718,181

      102,000   ANZ Exchangeable Preferred Trust, 8.000%                                                                  2,575,500

       61,600   ANZ Exchangeable Preferred Trust II, 8.080%                                                               1,562,792

       23,500   Banco Totta & Acores Finance, Series A, 8.875%                                                              649,423

      621,000   Banesto Holdings, Series A, 10.500%                                                                      18,630,000

        4,100   BBVA Preferred Capital Ltd., Series B, 7.750%                                                               106,805

      341,600   BCH Capital Ltd., Series B, 9.430%                                                                        9,496,480

                BSCH Finance Ltd.:
      154,900    Series F, 8.125%                                                                                         4,033,596
      131,000    Series G, 8.125%                                                                                         3,407,310
       88,100    Series H, 7.790%                                                                                         2,211,310
      212,000    Series J, 7.350%                                                                                         5,323,320
      446,100    Series Q, 8.625%                                                                                        11,937,636

       27,400   Espirito Santo Overseas Ltd., 8.500%                                                                        721,716

      148,500   NAB Exchangeable Preferred Trust, 8.000%                                                                  3,757,050

      105,200   National Westminster Bank plc, Series A, 7.875%                                                           2,656,300

       60,000   Royal Bank of Scotland Group plc, 5.750%                                                                  1,379,400

      139,100   Westpac Capital Trust I, 8.000%                                                                           3,605,472


                                       18

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 2.8%

      105,900   Bear Stearns Capital Trust II, 7.500%                                                                   $ 2,679,270

       94,900   Bear Stearns Capital Trust III, 7.800%                                                                    2,507,258

       63,800   Lehman Brothers Capital Trust I, 8.000%                                                                   1,632,004

      102,800   Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                               2,658,408

      273,100   Lehman Brothers Holdings Capital Trust III, Series K, 6.375%                                              6,822,038

          500   Merrill Lynch Capital Trust, 7.000%                                                                          12,740

       91,800   Merrill Lynch Capital Trust II, 8.000%                                                                    2,517,156

       60,300   Merrill Lynch Preferred Capital Trust, 7.750%                                                             1,647,999

       44,400   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                          1,143,300

       87,700   Merrill Lynch Preferred Capital Trust V, 7.280%                                                           2,275,815

       80,408   Morgan Stanley Capital Trust II, 7.250%                                                                   2,056,033

      537,600   Morgan Stanley Capital Trust III, 6.250%                                                                 13,106,688

      451,600   Morgan Stanley Capital Trust IV, 6.250%                                                                  10,964,848

       16,000   Morgan Stanley Dean Witter, Series C, 7.250%                                                                416,800


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.4%

       52,800   ENCANA Corporation, 9.500%                                                                                1,412,400

       46,400   Suncor Energy Inc., 9.125%                                                                                1,228,208

       67,300   Talisman Energy Inc., 9.000%                                                                              1,719,515

       75,100   Talisman Energy Inc., 8.900%                                                                              1,933,074


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.1%

       67,300   Viacom Inc., 7.250%                                                                                       1,756,530


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 6.3%

      130,800   AT&T Capital Corp., 8.250%                                                                                3,311,856

      611,100   AT&T Capital Corp., 8.125%                                                                               15,424,164

       32,600   CIT Group Incorporated, 7.750% (CORTS)                                                                      874,006

      978,000   Countrywide Capital Trust IV, 6.750%                                                                     23,863,200

      199,700   General Electric Capital Corp., 6.625%                                                                    5,042,425

    1,000,000   General Electric Capital Corp., 6.100%                                                                   25,200,000

       10,500   General Electric Capital Corp., 5.875%                                                                      260,925

        8,400   General Motors Acceptance Corporation, 7.350%                                                               206,724

        5,000   General Motors Acceptance Corporation, 7.300%                                                               123,850

      526,700   Household Capital Trust V, Series X, 10.000%                                                             14,563,255

      617,096   Household Capital Trust VI, 8.250%                                                                       16,353,044

       22,500   Household Capital Trust VII, 7.500%                                                                         590,175

      250,000   Household Finance Corporation, 6.875%                                                                     6,250,000

       16,000   Philadelphia Authority for Industrial Development, 6.550%                                                   405,600


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 4.2%

       18,800   CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                                  473,196

       23,000   ING Capital Funding Trust, 7.700%                                                                           588,340

       63,600   ING Capital Funding Trust II, 9.200%                                                                      1,739,460

    1,462,100   ING Groep NV, 7.200%                                                                                     37,809,906

    1,338,655   ING Groep NV, 7.050%                                                                                     34,135,703

        6,500   Swedish Export Credit Corp., 7.375%                                                                         164,645


                                       19


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.2%

      106,100   Grand Met De Ltd. Partnership, 9.420%                                                                   $ 2,850,907


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.2%

       38,100   AGL Capital Trust II, 8.000%                                                                              1,009,650

       92,500   Dominion CNG Capital Trust I, 7.800%                                                                      2,442,000

       10,800   MCN Financing Trust II, 8.625%                                                                              277,992

       17,300   South Jersey Gas Capital Trust, 8.350%                                                                      441,150

        8,100   Southern Union Financing Trust, 9.480%                                                                      208,413


------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.2%

      151,100   TransCanada Pipelines Ltd., 8.250%                                                                        3,845,495


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 1.9%

       76,900   AMBAC Financial Group Inc., 5.950%                                                                        1,867,901

      181,200   AMBAC Financial Group Inc., 5.875%                                                                        4,385,040

        7,800   Financial Security Assurance Holdings, 6.950%                                                               195,780

       43,000   Financial Security Assurance Holdings, 6.875%                                                             1,117,570

    1,059,618   Financial Security Assurance Holdings, 6.250%                                                            26,003,026

       22,200   MBIA Inc., 8.000%                                                                                           606,948


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 1.7%

       28,200   American General Capital Trust I, 7.875%                                                                    740,250

       33,400   American General Capital Trust III, 8.050%                                                                  941,880

      472,557   Delphi Financial Group Inc., 8.000%                                                                      12,002,948

       25,900   Great West Life and Annuity Insurance Capital Trust I,                                                      659,155
                 Series A, 7.250%

       59,000   Lincoln National Capital Trust V, Series E, 7.650%                                                        1,540,490

       80,700   Protective Life Company Capital Trust III, 7.500%                                                         2,115,147

      440,940   Protective Life Company Capital Trust IV, 7.250%                                                         11,640,816

       57,200   Torchmark Capital Trust I, 7.750%                                                                         1,511,796


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.9%

      169,856   Hartford Capital Trust I, Series A, 7.700%                                                                4,305,850

      247,600   Hartford Capital Trust III, Series C, 7.450%                                                              6,301,420

       52,700   Hartford Life Capital Trust II, Series B, 7.625%                                                          1,365,457

       78,900   SAFECO Capital I, Series II, 8.700% ( CORTS)                                                              2,103,474

       59,700   SAFECO, 8.750% (CBTCS)                                                                                    1,582,647


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 4.2%

    2,827,000   Everest Re Capital Trust, 7.850%                                                                         74,915,500


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 6.8%

      967,600   Ace Ltd., Series C, 7.800%                                                                               24,286,760

    1,505,600   Converium Finance, 8.250%                                                                                39,461,776

      230,081   PartnerRe Capital Trust I, 7.900%                                                                         6,166,171

      439,320   PartnerRe Ltd., Series C, 6.750%                                                                         10,939,068

                RenaissanceRe Holdings Ltd.:
      304,360    Series A, 8.100%                                                                                         8,129,456
      136,500    Series B, 7.300%                                                                                         3,536,715

                XL Capital Ltd.:
      554,400    Series A, 8.000%                                                                                        14,747,040
      537,617    Series B, 7.625%                                                                                        14,031,804


                                       20

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.1%

      105,300   International Paper Capital Trust III, 7.875%                                                           $ 2,671,461


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.1%

       80,000   Rhone-Poulenc Overseas, Series A, 8.125%                                                                  2,035,200


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 13.1%

       14,500   Archstone-Smith Trust, Series D, 8.750%                                                                     389,325
       91,900   AvalonBay Communities Inc., Series H, 8.700%                                                              2,619,150

                BRE Properties:
       25,600    Series A, 8.500%                                                                                           656,000
        8,700    Series B, 8.080%                                                                                           235,770

                CarrAmerica Realty Corporation:
       22,000    Series C, 8.550%                                                                                           559,900
        5,500    Series D, 8.450%                                                                                           139,865

                Developers Diversified Realty Corporation:
      279,800    Series G, 8.000%                                                                                         7,092,930
      100,000    Series H, 7.375%                                                                                         2,450,000

                Duke Realty Corp.:
      186,650    Series B, 7.990%                                                                                         9,659,138
       16,300    Series E, 8.250%                                                                                           416,954
       33,400    Series I, 8.450%                                                                                           902,468

                Equity Office Properties Trust:
       47,400    Series C, 8.625%                                                                                         1,215,810
      293,000    Series G, 7.750%                                                                                         7,761,570

                Equity Residential Properties Trust:
       81,800    Series B, 9.125%                                                                                         2,220,870
       40,000    Series C, 9.125%                                                                                         1,119,600
       59,750    Series D, 8.600%                                                                                         1,673,000
        1,000    Series N, 6.480%                                                                                            24,250

                First Industrial Realty Trust Inc.:
       16,700    Series C, 8.625%                                                                                           464,260
      110,700    Series D, 7.950%                                                                                         2,768,607
       99,800    Series E, 7.900%                                                                                         2,490,010

        2,300   Gables Residential Trust, Series D, 7.500%                                                                   57,960

                HRPT Properties Trust:
      206,200    Series A, 9.875%                                                                                         5,588,020
    1,516,825    Series B, 8.750%                                                                                        40,347,545

      153,000   Kimco Realty Corporation, Series F, 6.650%                                                                3,840,300

                New Plan Excel Realty Trust:
      147,350    Series D, 7.800%                                                                                         7,123,459
      763,000    Series E, 7.625%                                                                                        19,838,000

      261,000   Prologis Trust, Series D, 7.920%                                                                          6,611,130

                Public Storage Inc.:
        5,000    Series D, 9.500%                                                                                           139,250
       11,000    Series F, 9.750%                                                                                           304,480
        9,000    Series K, 8.250%                                                                                           230,400
       13,700    Series L, 8.250%                                                                                           350,857
       12,700    Series M, 8.750%                                                                                           332,740
       43,800    Series Q, 8.600%                                                                                         1,176,030
       88,295    Series R, 8.000%                                                                                         2,346,881
       12,900    Series S, 7.875%                                                                                           341,850
       72,065    Series T, 7.625%                                                                                         1,897,471
       58,900    Series U, 7.625%                                                                                         1,553,782
      130,500    Series V, 7.500%                                                                                         3,458,250


                                       21

                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS (continued)

      250,000   Regency Centers Corporation, 7.450%                                                                     $ 6,512,500

                Shurgard Storage Centers Inc.:
        4,900    Series C, 8.700%                                                                                           127,155
       26,000    Series D, 8.750%                                                                                           722,800

                Simon Property Group Inc.:
       29,800    Series F, 8.750%                                                                                           813,540
      321,041    Series G, 7.890%                                                                                        17,063,329

                Vornado Realty Trust:
       33,200    Series B, 8.500%                                                                                           845,272
       40,700    Series C, 8.500%                                                                                         1,037,850

    2,436,900   Wachovia Bank Preferred Funding Corporation, 7.250%                                                      65,845,038


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.4%

       80,000   Sears Roebuck Acceptance Corporation, 7.000%                                                              1,976,000

      124,400   Sears Roebuck Acceptance Corporation, 7.000%                                                              3,086,364

       98,000   Sears Roebuck Acceptance Corporation, 6.950%                                                              2,386,300


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 2.3%

        4,000   BellSouth Capital Funding Corporation, 7.375%                                                               101,800

        4,200   BellSouth Inc., 7.000% (CORTS)                                                                              110,670

       26,200   SBC Communications Inc., 7.000%                                                                             682,510

       70,900   Telephone & Data Systems Capital Trust I, 8.500%                                                          1,793,770

      119,700   Telephone & Data Systems Inc., 7.600%                                                                     3,143,322

    1,315,700   US Cellular Corporation, 8.750%                                                                          35,076,562


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.9%

      340,000   Alabama Power Company, 5.830% (a)                                                                         8,670,000

        7,000   Alabama Power Company, Series J, 6.750%                                                                     179,900

       24,900   Atlantic Capital Trust II, Series C, 7.375%                                                                 631,215

       28,400   BGE Capital Trust I, 7.160%                                                                                 714,260

       17,000   Consolidated Edison Co. of New York, 7.350%                                                                 437,750

       12,200   Consolidated Edison Co. of New York, 7.500%                                                                 320,494

        7,600   Consolidated Edison Inc., 7.250%                                                                            198,056

      142,000   CPL Capital I, Series A, 8.000%                                                                           3,588,340

        9,500   Detroit Edison Company, 7.625%                                                                              238,640

        1,000   Detroit Edison Company, 7.540%                                                                               25,200

       36,800   Dominion Resources Capital Trust II, 8.400%                                                                 974,464

       27,200   DTE Energy Trust I, 7.800%                                                                                  707,200

       63,400   Duke Energy Capital Trust I, Series Q, 7.200%                                                             1,590,706

       22,800   Duke Energy Capital Trust II, 7.200%                                                                        583,224

        1,000   Duke Energy Corp., Series C, 6.600%                                                                          25,450

       93,600   Energy East Capital Trust I, 8.250%                                                                       2,486,952

          500   Entergy Arkansas Inc., 6.700%                                                                                13,150

       48,600   Entergy LA Inc., 7.600%                                                                                   1,283,526

    1,298,000   Entergy Mississippi Inc., 7.250%                                                                         34,591,700


                                       22

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

        3,000   Georgia Power Capital Trust V, 7.125%                                                                   $    78,030

       35,500   Georgia Power Company, 6.600%                                                                               897,085

       21,800   Gulf Power Capital Trust II, Series C, 7.000%                                                               548,488

                Interstate Power & Light Company:
       15,200    Series A, 7.875%                                                                                           383,800
    1,200,000    Series B, 8.375% (a)                                                                                    40,080,000

       41,000   OGE Energy Capital Trust I, 8.375%                                                                        1,073,790

       20,500   Ohio Power Company, 7.375%                                                                                  517,625

       38,600   Potomac Electric Power Company Trust I, 7.375%                                                              977,352

      147,400   PSO Capital Trust I, Series A, 8.000%                                                                     3,717,428
       50,000   Public Service Company of Oklahoma, Series B, 6.000%                                                      1,214,500

       11,500   Rochester Gas & Electric Company, Series UU, 6.650%                                                         299,000

      218,600   SWEPCO Capital Trust I, Series A, 7.875%                                                                  5,526,208

        9,700   Virginia Electric & Power Company, Series A, 7.150%                                                         245,022

      253,000   Virginia Power Capital Trust, 7.375%                                                                      6,628,500

       44,600   WPSR Capital Trust I, 7.000%                                                                              1,121,912

       58,847   Potomac Electric Power Company, Series 6, 2.280% (a)                                                      2,442,150

       12,200   PPL Electric Utilities Corporation, 4.400% (a)                                                            1,029,375
------------------------------------------------------------------------------------------------------------------------------------
                Exchange-Listed Preferred Securities (cost $1,186,580,457)                                            1,230,741,882
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 8.0% (5.6% OF TOTAL INVESTMENTS)

                BANKING - 0.4%

      210,000   Citigroup Global Markets Holdings, 2.000%                                                                 7,405,230

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.1%

      380,500   Keyspan Corporation, 8.750%                                                                              19,995,275

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.1%

       37,500   Hartford Financial Services Group Inc., 7.000%                                                            2,062,500

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 0.2%

       74,000   PartnerRe Ltd., 8.000%                                                                                    3,777,700

------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.6%

      218,500   Baxter International Inc., 7.000%                                                                        11,119,465

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 1.9%

      430,000   ALLTELL Corp., 7.750%                                                                                    20,640,000

      497,000   Citizens Communications Company, 6.750%                                                                  12,474,700

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.7%

      389,900   Ameren Corporation, 9.750%                                                                               11,041,968

      230,900   American Electric Power, 9.250%                                                                          10,713,760

      116,000   Cinergy Corp., 9.500%                                                                                     6,838,200

      392,000   Dominion Resources Inc., 8.750%                                                                          20,423,200

      294,500   Public Service Enterprise Group, 10.250%                                                                 17,198,800
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Preferred Securities (cost $126,893,769)                                              143,690,798
                --------------------------------------------------------------------------------------------------------------------


                                       23


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - HYBRID SECURITIES - 4.1% (2.9% OF TOTAL INVESTMENTS)


                REAL ESTATE INVESTMENT TRUSTS - 1.3%

          240   Union Planters Preferred Fund, Series 144A, 7.750%                                                      $22,955,040


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 2.8%

       45,250   Centaur Funding Corporation, Series 144A, 9.080%                                                         50,849,688
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Hybrid Securities (cost $62,797,088)                                           73,804,728
                --------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 52.8% (36.8% OF TOTAL INVESTMENTS)

                BANKING - 19.3%

$      40,000   ABN AMRO North America Holding Capital, Series 144A,                                                     42,644,440
                 6.523%, 11/08/12

       15,000   Ahmanson Capital Trust I, 8.360%, 12/01/26                                                               15,843,270

        4,780   BankAmerica Institutional Capital Trust A, Series 144A,                                                   5,083,367
                 8.070%, 12/31/26

       26,355   Bank of Boston Capital Trust I, Series B, 8.250%, 12/15/26                                               28,331,441

        3,031   Bank of Boston Capital Trust II, Series B, 7.750%, 12/15/26                                               3,137,367

        5,300   Barnett Capital I, 8.060%, 12/01/26                                                                       5,635,935

          500   BT Capital Trust B, Series B1, 7.900%, 1/15/27                                                              517,383

        7,500   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                         7,680,053

        2,229   Corestates Capital Trust I, Series 144A, 8.000%, 12/15/26                                                 2,415,590

        5,000   FBS Capital Trust I, 8.090%, 11/15/26                                                                     5,391,100

        2,500   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                 2,642,635

        1,500   First Empire Capital Trust I, 8.234%, 2/01/27                                                             1,615,500

        3,665   First Hawaiian Capital Trust I, Series B, 8.343%, 7/01/27                                                 3,992,688

       17,595   First Union Capital Trust II, Series A, 7.950%, 11/15/29                                                 20,221,582

       22,080   Fleet Capital Trust II, 7.920%, 12/11/26                                                                 22,892,676

        3,600   JPM Capital Trust I, 7.540%, 1/15/27                                                                      3,663,536

       22,585   JPM Capital Trust II, 7.950%, 2/01/27                                                                    23,622,419

        2,500   KeyCorp Institutional Capital Trust A, 7.826%, 12/01/26                                                   2,574,748

       25,000   M & I Capital Trust A, 7.650%, 12/01/26                                                                  26,463,500

       25,000   Mellon Capital Trust I, Series A, 7.720%, 12/01/26                                                       26,221,950

       19,500   NB Capital Trust II, 7.830%, 12/15/26                                                                    20,557,368

        2,000   North Fork Capital Trust I, 8.700%, 12/15/26                                                              2,243,220

        8,000   North Fork Capital Trust II, 8.000%, 12/15/27                                                             8,462,000

        2,000   Peoples Heritage Capital Trust I (BankNorth Group Inc.),                                                  2,171,324
                 Series B, 9.060%, 2/01/27

       31,710   PNC Institutional Capital, 7.950%, 12/15/26                                                              33,339,450

        8,000   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                       8,429,768

        3,240   State Street Institutional Capital Trust, Series 144A,                                                    3,555,965
                 7.940%, 12/30/26

        7,500   Union Planters Capital Trust A, 8.200%, 12/15/26                                                          7,632,330

        6,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                             6,252,042


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 12.9%

       62,474   Abbey National Capital Trust I, 8.963%, 12/29/49                                                         81,128,112

       41,000   Barclays Bank plc, Series 144A, 6.860%, 6/15/32                                                          43,018,840

       17,065   Dresdner Funding Trust I, 8.151%, 6/30/31                                                                17,286,555

       10,000   HSBC Capital Funding LP, 10.176%, 6/30/30                                                                14,174,400


                                       24

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN (continued)

$      30,000   KBC Bank Fund Trust III, Series 144A, 9.860%, 11/02/09                                                  $37,011,180

       18,400   Royal Bank of Scotland Group plc, 7.648%, 8/31/49                                                        21,032,672

        5,000   Sparebanken Rogaland, Series 144A, 6.443%, 5/01/13                                                        4,975,000

       10,000   UBS Preferred Funding Trust I, 8.622%, 10/01/49                                                          12,123,130


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.4%

        7,355   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                             7,821,895


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 2.5%

        8,595   Countrywide Capital Trust I, 8.000%, 12/15/26                                                             8,890,247

       19,460   Countrywide Capital Trust III, Series B, 8.050%, 6/15/27                                                 21,737,793

       14,000   St. George Funding Company LLC, 8.485%, 6/30/17                                                          14,610,820


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.3%

        5,750   KN Capital Trust III, 7.630%, 4/15/28                                                                     5,978,218


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.5%

       10,000   Berkley Capital Trust, 8.197%, 12/15/45                                                                   9,730,280


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.6%

       33,855   American General Institutional Capital, 8.125%, 3/15/46                                                  40,729,258

        6,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                    6,152,886


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 2.6%

       43,000   Sun Life Canada Capital Trust, 8.526%, 5/06/49                                                           45,714,590


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 4.8%

       38,777   SAFECO Capital Trust I, 8.072%, 7/15/37                                                                  41,338,221

       44,515   Zurich Capital Trust I, 8.376%, 6/01/37                                                                  45,091,069


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - FOREIGN - 0.4%

        8,000   Mangrove Bay, Series 144A, 6.102%, 7/15/33                                                                7,760,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 2.2%

       14,280   Ace Capital Trust II, 9.700%, 4/01/30                                                                    17,760,179

       10,000   RenaissanceRe Capital Trust, 8.540%, 3/01/27                                                             10,110,760

       12,690   Royal & Sun Alliance Insurance, 8.950%, 10/15/29                                                         11,314,264


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 1.6%

       11,825   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                          13,304,721

       14,000   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                              14,716,688


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%

       16,700   Fannie Mae, Benchmark Notes, 6.250%, 2/01/11                                                             17,925,329


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 1.7%

       12,000   Georgia Power Capital Trust VI, 4,875%, 11/01/42                                                         11,960,088

       11,000   Peco Energy Capital Trust IV, 5.750%, 6/15/33                                                             9,395,198

        8,000   Southern Company Capital Trust I, 8.190%, 2/01/37                                                         8,488,559
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $923,735,600)                                                  944,515,599
                --------------------------------------------------------------------------------------------------------------------


                                       25


                            Nuveen Quality Preferred Income Fund 2 (JPS) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 4.7% (3.3% OF TOTAL INVESTMENTS)

                BANKING - FOREIGN - 4.3%

$      17,000   C.A. Preferred Funding Trust, 7.000%, 1/30/09                                                           $16,578,349

       45,050   HBOS Capital Funding LP, Notes, 6.850%, 3/29/49                                                          43,923,750

        9,000   Lloyds TSB Bank plc, Subordinate Notes, 6.900%, 11/22/07                                                  8,903,826

        9,000   RBS Capital Trust, Series B, 6.800%, 3/31/08                                                              8,832,285

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.4%

        6,300   Old Mutual Capital Funding, Notes, 8.000%, 12/22/08                                                       6,284,250
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred  - Euro-Market Listed Securities (cost $90,249,419)                              84,522,460
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 4.8% (3.3% OF TOTAL INVESTMENTS)

                AUTO - 1.6%

        7,525   Ford Motor Company, Debenture, 8.900%, 1/15/32                                                            7,228,598

        4,000   Ford Motor Company, Debenture, 7.450%, 7/16/31                                                            3,424,996

       21,500   Ford Motor Company, Debenture, 7.400%, 11/01/46                                                          17,180,070

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 0.4%

        7,000   Suntrust Bank, Subordinate Notes, 5.450%, 12/01/17                                                        7,065,044

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 2.7%

       52,860   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                           48,901,896

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.1%

        2,000   Zurich Reinsurance Centre Holdings Inc., Senior Notes, 7.125%, 10/15/23                                   1,757,205
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $86,582,018)                                                                 85,557,809
                --------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.3% (0.2% OF TOTAL INVESTMENTS)

        5,719   State Street Bank Repurchase Agreement, 0.980%, dated 7/31/03, due 8/01/03,
=============     repurchase price $5,719,156, collateralized by U.S. Treasury Bonds                                      5,719,000
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $5,719,000)                                                            5,719,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $2,482,557,351) - 143.5%                                                      2,568,552,276
                --------------------------------------------------------------------------------------------------------------------
                Other Assets and Liabilities - 1.2%                                                                      21,256,579
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (44.7)%                                                   (800,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $1,789,808,855
                ====================================================================================================================


                          (1) All percentages shown in the Portfolio of Investments
                              are based on net assets applicable to Common shares
                              unless otherwise noted.

                          (a) Security is eligible for the Dividends Received
                              Deduction.

                      (CBTCS) Corporate Backed Trust Certificates.

                      (CORTS) Corporate Backed Trust Securities.

                      (PCARS) Public Credit and Repackaged Securities.

                    (SATURNS) Structured Asset Trust Unit Repackaging.


                                 See accompanying notes to financial statements.


                                       26


                            Nuveen Quality Preferred Income Fund 3 (JHP)

                            Portfolio of
                                    INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EXCHANGE-LISTED PREFERRED SECURITIES - 76.9% (52.4% OF TOTAL INVESTMENTS)


                AGENCY - 2.4%

       19,000   Fannie Mae, Series L, 5.125% (a)                                                                        $   931,000

       23,900   Freddie Mac, Series F, 5.000% (a)                                                                         1,141,225

      100,000   SLM Corporation, Series A, 6.970% (a)                                                                     5,665,000

       18,300   Tennessee Valley Authority, Series D, 6.750%                                                                488,244


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - FOREIGN - 0.1%

       13,000   Magna International Inc., Series B, 8.875%                                                                  344,500


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 11.2%

        1,000   ABN AMRO North America, Series 144A, 6.590% (a)                                                           1,054,063

       16,600   ASBC Capital I, 7.625%                                                                                      440,896

        5,500   BAC Capital Trust I, 7.000%                                                                                 141,075

       32,700   BAC Capital Trust II, 7.000%                                                                                830,580

       91,700   BAC Capital Trust III, 7.000%                                                                             2,393,370

       40,000   BAC Capital Trust IV, 5.875%                                                                                972,000

       14,400   BancWest Capital I, 9.500%                                                                                  409,680

       29,000   Bank One Capital II, 8.500%                                                                                 803,300

        8,200   Bank One Capital V, 8.000%                                                                                  220,744

       26,300   Bank One Capital VI, 7.200%                                                                                 677,225

        4,900   Chase Capital Trust IV, 7.340%                                                                              123,333

       12,000   Chittenden Capital Trust I, 8.000%                                                                          312,000

                Citigroup Inc.:
       19,149    Series F, 6.365% (a)                                                                                     1,029,259
      116,500    Series H, 6.231% (a)                                                                                     6,096,445
       58,601    Series M, 5.864% (a)                                                                                     3,032,602

       25,600   Citigroup Capital Trust VII, 7.100%                                                                         667,392

       46,600   Citigroup Capital Trust VIII, 6.950%                                                                      1,197,154

       52,500   Comerica Capital Trust I, 7.600%                                                                          1,395,450

       16,600   Compass Bank Capital Trust III, 7.350%                                                                      431,600

                KeyCorp:
        8,000    Series B, 8.250% (CORTS)                                                                                   214,800
        6,300    Series 2001-7, 7.750% (CORTS)                                                                              166,320

        4,800   KeyCorp, 7.500% (PCARS)                                                                                     127,680

       11,300   First Union Capital II, 8.200% (CORTS)                                                                      316,626

       23,100   First Union Capital II, Series II, 7.500% (CORTS)                                                           617,001

       31,000   Fleet Capital Trust VI, 8.800%                                                                              836,380

      108,000   Fleet Capital Trust VII, 7.200%                                                                           2,769,120

       21,216   Fleet Capital Trust VIII, 7.200%                                                                            544,615

       16,800   Harris Preferred Capital Corporation, Series A, 7.375%                                                      424,704

       25,000   JPMorgan Chase Capital Trust, Series 2002-6, 7.125% (SATURNS)                                               633,250

        1,600   National Commerce Capital Trust II, 7.700%                                                                   42,640


                                       27


                            Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

        4,300   Suntrust Capital Trust IV, 7.125%                                                                       $   110,768

       17,200   Suntrust Capital Trust V, 7.050%                                                                            442,040

       88,900   US Bancorp Capital Trust III, 7.750%                                                                      2,301,621

       58,100   US Bancorp Capital Trust IV, 7.350%                                                                       1,490,265

       48,800   US Bancorp Capital Trust V, 7.250%                                                                        1,237,568

       18,400   Valley National Bank Capital Trust I, 7.750%                                                                484,656

       26,700   Washington Mutual Capital Trust I, Series 2001-22,                                                          696,870
                 7.650% (CORTS)

       80,000   Zions Capital Trust B, 8.000%                                                                             2,180,000


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 6.2%

       75,500   ABN AMRO Capital Funding Trust I, 7.500%                                                                  1,906,375

       48,000   ABN AMRO Capital Funding Trust II, 7.125%                                                                 1,212,960

       24,800   ANZ Exchangeable Preferred Trust, 8.000%                                                                    626,200

       32,800   ANZ Exchangeable Preferred Trust II, 8.080%                                                                 832,136

       36,300   Banco Totta & Acores Finance, Series A, 8.875%                                                            1,003,151

      211,000   Banesto Holdings, Series A, 10.500%                                                                       6,330,000

       13,000   BCH Capital Ltd., Series B, 9.430%                                                                          361,400

                BSCH Finance Ltd.:
       86,000    Series F, 8.125%                                                                                         2,239,440
       11,500    Series G, 8.125%                                                                                           299,115
       31,600    Series H, 7.790%                                                                                           793,160
       40,000    Series J, 7.350%                                                                                         1,004,400
       47,300    Series Q, 8.625%                                                                                         1,265,748

                Espirito Santo Overseas:
        4,900    Series A, 8.500%                                                                                           125,440
       26,500    Series B, 8.500%                                                                                           698,010

       43,200   NAB Exchangeable Preferred Trust, 8.000%                                                                  1,092,960

       30,400   National Westminster Bank plc, Series A, 7.875%                                                             767,600

       24,700   Westpac Capital Trust I, 8.000%                                                                             640,224


------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 7.3%

        8,300   Bear Stearns Capital Trust II, 7.500%                                                                       209,990

       32,000   Bear Stearns Capital Trust III, 7.800%                                                                      845,440

        8,800   Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                                 227,568

      365,000   Lehman Brothers Holdings Capital Trust III, Series K, 6.375%                                              9,117,700

       20,100   Merrill Lynch Capital Trust II, 8.000%                                                                      551,142

       31,600   Merrill Lynch Preferred Capital Trust, 7.750%                                                               863,628

       17,900   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                            460,925

       72,400   Merrill Lynch Preferred Capital Trust V, 7.280%                                                           1,878,780

       80,000   Morgan Stanley Capital Trust II, 7.250%                                                                   2,045,600

      305,000   Morgan Stanley Capital Trust III, 6.250%                                                                  7,435,900

       40,900   Morgan Stanley Trust, 7.050% (PPLUS)                                                                      1,065,854


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.9%

       32,900   ENCANA Corporation, 9.500%                                                                                  880,075

       11,100   Suncor Energy Inc., 9.125%                                                                                  293,817

       37,000   Talisman Energy Inc., 9.000%                                                                                945,350

       34,700   Talisman Energy Inc., 8.900%                                                                                893,178


                                       28

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 5.2%

       56,000   AT&T Capital Corp., 8.250%                                                                              $ 1,417,920

       82,900   AT&T Capital Corp., 8.125%                                                                                2,092,396

       42,800   CIT Group Incorporated, 7.750% (CORTS)                                                                    1,147,468

      100,000   Countrywide Capital Trust IV, 6.750%                                                                      2,440,000

       50,000   General Electric Capital Corp., 5.875%                                                                    1,242,500

      117,600   Household Capital Trust V, Series X, 10.000%                                                              3,251,640

       14,600   Household Capital Trust VI, 8.300%                                                                          386,900

      100,500   Household Capital Trust VII, 7.500%                                                                       2,636,115

      115,000   Household Finance Corp., 6.875%                                                                           2,875,000


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 5.2%

       36,900   CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                                  928,773

      503,600   ING Groep NV, 7.200%                                                                                     13,023,096

      142,900   ING Groep NV, 7.050%                                                                                      3,643,950


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.4%

       44,500   Grand Met De Ltd. Partnership, 9.420%                                                                     1,195,715


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.4%

       27,900   AGL Capital Trust II, 8.000%                                                                                739,350

       11,400   Dominion CNG Capital Trust I, 7.800%                                                                        300,960

       13,200   MCN Financing Trust II, 8.625%                                                                              339,768

        3,200   South Jersey Gas Capital Trust, 8.350%                                                                       81,600


------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.2%

       25,700   TransCanada Pipelines Ltd., 8.250%                                                                          654,065


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.2%

       20,000   Sherwin Williams Company, Series III, 7.250% (CORTS)                                                        514,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 3.2%

       98,742   AMBAC Financial Group Inc., 5.950%                                                                        2,398,443

      200,000   AMBAC Financial Group Inc., 5.875%                                                                        4,840,000

      151,100   Financial Security Assurance Holdings, 6.250%                                                             3,707,994


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.3%

        2,500   American General Capital Trust I, 7.875%                                                                     65,625

        2,300   American General Capital Trust III, 8.050%                                                                   64,860

      130,000   Delphi Financial Group Inc., 8.000%                                                                       3,302,000

        2,200   Great West Life and Annuity Insurance Capital Trust I,                                                       55,990
                 Series A, 7.250%

      103,700   Lincoln National Capital Trust V, Series E, 7.650%                                                        2,707,607

       54,600   Protective Life Company Capital Trust III, 7.500%                                                         1,431,066

        4,800   Protective Life Company Capital Trust IV, 7.250%                                                            126,720


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 1.0%

       39,168   Hartford Capital Trust I, Series A, 7.700%                                                                  992,909

       46,200   Hartford Capital Trust III, Series C, 7.450%                                                              1,175,790

        4,600   SAFECO, 8.750% (CBTCS)                                                                                      121,946

       14,000   SAFECO Capital I, Series II, 8.700% (CORTS)                                                                 373,240

       32,200   SAFECO, Series 2001-7, 8.250% (SATURNS)                                                                     862,316


                                       29


                            Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 2.0%

      258,671   Everest Re Capital Trust, 7.850%                                                                        $ 6,854,782


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 10.5%

      109,200   Ace Ltd., Series C, 7.800%                                                                                2,740,920

      418,310   Converium Finance, 8.250%                                                                                10,963,905

       55,700   PartnerRe Capital Trust I, 7.900%                                                                         1,492,760

      140,000   PartnerRe Ltd., Series C, 6.750%                                                                          3,486,000

                RenaissanceRe Holdings Ltd.:
       41,500    Series A, 8.100%                                                                                         1,108,465
      255,000    Series B, 7.300%                                                                                         6,607,050

                XL Capital Ltd.:
       61,800    Series A, 8.000%                                                                                         1,643,880
      289,400    Series B, 7.625%                                                                                         7,553,340


------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.6%

       76,600   International Paper Capital Trust III, 7.875%                                                             1,943,342


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.0%

        4,500   Rhone-Poulenc Overseas, Series A, 8.125%                                                                    114,480


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 12.7%

        2,300   AvalonBay Communities Inc., Series H, 8.700%                                                                 65,550

        2,500   BRE Properties, Series A, 8.500%                                                                             64,063

                Developers Diversified Realty Corporation:
       80,000    Series G, 8.000%                                                                                         2,028,000
       30,000    Series H, 7.375%                                                                                           735,000

       19,000   Duke Realty Corp., Series E, 8.250%                                                                         486,020

                Equity Office Properties Trust:
       27,030    Series C, 8.625%                                                                                           693,320
       11,200    Series G, 7.750%                                                                                           296,688

                Equity Residential Properties Trust:
       22,900    Series B, 9.125%                                                                                           621,735
       18,500    Series C, 9.125%                                                                                           517,815
       18,000    Series D, 8.600%                                                                                           504,000

                First Industrial Realty Trust Inc.:
        5,100    Series C, 8.625%                                                                                           141,780
      248,100    Series D, 7.950%                                                                                         6,204,981
      163,300    Series E, 7.900%                                                                                         4,074,335

                HRPT Properties Trust:
      151,400    Series A, 9.875%                                                                                         4,102,940
      213,307    Series B, 8.750%                                                                                         5,673,966

                New Plan Excel Realty Trust:
       21,000    Series D, 7.800%                                                                                         1,015,220
       10,000    Series E, 7.625%                                                                                           260,000

       13,000   Prologis Trust, Series D, 7.920%                                                                            329,290

                Public Storage Inc.:
       10,600    Series K, 8.250%                                                                                           271,360
       12,900    Series L, 8.250%                                                                                           330,369
        1,600    Series M, 8.750%                                                                                            41,920
       32,400    Series Q, 8.600%                                                                                           869,940
       66,400    Series R, 8.000%                                                                                         1,764,912
       12,100    Series S, 7.875%                                                                                           320,650
        2,500    Series T, 7.625%                                                                                            65,825
       17,000    Series V, 7.500%                                                                                           450,500


                                       30

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS (continued)

        6,400   Shurgard Storage Centers Inc., Series D, 8.750%                                                         $   177,920

                Simon Property Group Inc.:
        4,500    Series F, 8.750%                                                                                           122,850
       68,600    Series G, 7.890%                                                                                         3,646,090

                Vornado Realty Trust:
        1,700    Series B, 8.500%                                                                                            43,282
       13,400    Series C, 8.500%                                                                                           341,700

      252,700   Wachovia Bank Preferred Funding Corp., 7.250%                                                             6,827,954


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 2.9%

        8,400   BellSouth Inc., 7.000% (CORTS)                                                                              221,340

       69,500   Telephone & Data Systems Capital Trust I, 8.500%                                                          1,758,350

       39,700   Telephone & Data Systems Capital Trust II, 8.040%                                                         1,000,440

       69,101   Telephone & Data Systems Inc., 7.600%                                                                     1,814,592

      157,500   US Cellular Corp., 8.750%                                                                                 4,198,950

       24,300   Verizon Communications, 7.625% (CORTS)                                                                      644,193

       12,400   Verizon New England Inc., Series B, 7.000%                                                                  319,920


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.0%

        2,900   Detroit Edison Company, 7.625%                                                                               72,848

       53,100   Entergy Louisiana Inc., 7.600%                                                                            1,402,370

      203,447   Entergy Mississippi Inc., 7.250%                                                                          5,421,862

        1,500   PSO Capital Trust I, Series A, 8.000%                                                                        37,829
------------------------------------------------------------------------------------------------------------------------------------
                Exchange-Listed Preferred Securities (cost $258,629,208)                                                260,977,642
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 8.4% (5.7% OF TOTAL INVESTMENTS)

                BANKING - 0.6%

       61,000   Citigroup Global Markets Holdings, 2.000%                                                                 2,151,043

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.2%

       80,000   Keyspan Corporation, 8.750%                                                                               4,204,000

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 0.2%

       15,000   PartnerRe Ltd., 8.000%                                                                                      765,750

------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.6%

       43,000   Baxter International Inc., 7.000%                                                                         2,188,270

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 2.0%

       98,500   ALLTEL Corp., 7.750%                                                                                      4,728,000

       78,000   Citizens Communications Company, 6.750%                                                                   1,957,800

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.8%

       90,000   Ameren Corporation, 9.750%                                                                                2,548,800

       45,200   American Electric Power, 9.250%                                                                           2,097,280

       90,000   Dominion Resources Inc., 8.750%                                                                           4,689,000

       55,000   Public Service Enterprise Group, 10.250%                                                                  3,212,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Preferred Securities (cost $26,748,216)                                                28,541,943
                --------------------------------------------------------------------------------------------------------------------


                                       31


                            Nuveen Quality Preferred Income Fund 3 (JHP) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED - HYBRID SECURITIES - 4.4% (3.0% OF TOTAL INVESTMENTS)

                REAL ESTATE INVESTMENT TRUSTS - 2.0%

           70   Union Planters Preferred Fund, Series144A, 7.750%                                                       $ 6,695,220

------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 2.4%

        7,260   Centaur Funding Corporation, Series 144A, 9.080%                                                          8,158,425
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Hybrid Securities (cost 14,290,218)                                            14,853,645
                --------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 47.6% (32.4% OF TOTAL INVESTMENTS)

                BANKING - 15.9%

$       5,000   Ahmanson Capital Trust I, 8.360%, 12/01/26                                                                5,281,090

          500   BT Capital Trust B, Series B1, 7.900%, 1/15/27                                                              517,383

        1,000   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                        1,074,260

          500   Bank of Boston Capital Trust II, Series B, 7.750%, 12/15/26                                                 517,547

        1,000   First Empire Capital Trust I, 8.234%, 2/01/27                                                             1,077,000

        7,485   First Union Capital Trust II, Series A, 7.950%, 11/15/29                                                  8,602,361

        9,000   JPM Capital Trust I, 7.540%, 1/15/27                                                                      9,158,841

        4,000   North Fork Capital Trust I, 8.700%, 12/15/26                                                              4,486,440

        1,000   North Fork Capital Trust II, 8.000%, 12/15/27                                                             1,057,750

       10,200   PNC Institutional Capital Trust B, Series 144A, 8.315%, 5/15/27                                          11,018,448

        3,150   Peoples Heritage Capital Trust I (BankNorth Group Inc.),                                                  3,419,835
                 Series B, 9.060%, 2/01/27

        4,600   Union Planters Capital Trust A, 8.200%, 12/15/26                                                          4,681,162

        3,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                             3,126,021

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 5.7%

        8,000   Abbey National Capital Trust I, 8.963%, 12/29/49                                                         10,388,720

        8,692   Barclays Bank plc, Series 144A, 6.860%, 6/15/32                                                           9,119,994

------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.4%

        4,500   Phillips 66 Capital Trust II, 8.000%, 1/15/37                                                             4,785,660

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.7%

        1,000   Countrywide Capital Trust I, 8.000%, 12/15/26                                                             1,034,351

        4,447   St. George Funding Company LLC, 8.485%, 6/30/17                                                           4,641,023

------------------------------------------------------------------------------------------------------------------------------------
                GAS - 2.0%

        6,500   KN Capital Trust III, 7.630%, 4/15/28                                                                     6,757,985

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 1.4%

        5,000   Berkley Capital Trust, 8.197%, 12/15/45                                                                   4,865,140

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 4.4%

        4,000   American General Institutional Capital, 8.125%, 3/15/46                                                   4,812,200

       10,000   MIC Financing Trust I, 8.375%, 2/01/27                                                                   10,254,810

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 3.1%

       10,000   Sun Life Canada Capital Trust, 8.526%, 5/06/49                                                           10,631,300

------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 7.2%

       10,038   SAFECO Capital Trust I, 8.072%, 7/15/37                                                                  10,701,010

       13,500   Zurich Capital Trust I, 8.376%, 6/01/37                                                                  13,674,704


                                       32

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - MULTILINE - FOREIGN - 0.9%

$       3,000   Mangrove Bay, Series 144A, 6.102%, 7/15/33                                                              $ 2,910,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE P&C - FOREIGN - 2.2%

        3,450   Ace Capital Trust II, 9.700%, 4/01/30                                                                     4,290,800

        3,000   RenaissanceRe Capital Trust, 8.540%, 3/01/27                                                              3,033,228


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - THRIFT - 1.4%

        4,225   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                           4,753,695


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.3%

        1,000   PECO Energy Capital Trust IV, 5.750%, 6/15/33                                                               854,108
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $164,197,241)                                                  161,526,866
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 4.5% (3.0% OF TOTAL INVESTMENTS)

                BANKING - FOREIGN - 3.6%

        3,300   C.A. Preferred Funding Trust, 7.000%, 1/30/09                                                             3,218,150

        6,000   HBOS Capital Funding LP, Notes, 6.850%, 3/29/49                                                           5,850,000

        1,000   Lloyds TSB Bank plc, Subordinate Notes, 6.900%, 11/22/07                                                    989,314

        2,000   RBS Capital Trust, Series B, 6.800%, 3/31/08                                                              1,962,730

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.9%

        3,200   Old Mutual Capital Funding, Notes, 8.000%, 12/22/08                                                       3,192,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Euro-Market Listed Securities (cost $16,206,699)                               15,212,194
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 4.3% (2.9% OF TOTAL INVESTMENTS)

                AUTO - 1.5%

        1,000   Ford Motor Company, 7.450%, 7/16/31                                                                         856,249

        5,100   Ford Motor Company, 7.400%, 11/01/46                                                                      4,075,272

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 2.8%

       10,500   General Motors Acceptance Corporation, 8.000%, 11/01/31                                                   9,713,771
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $15,644,129)                                                                 14,645,292
                -------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.9% (0.6% OF TOTAL INVESTMENTS)

        3,136   State Street Bank Repurchase Agreement, 0.980%, dated 7/31/03, due 8/01/03,
=============    repurchase price $3,136,085, collateralized by U.S. Treasury Bonds                                       3,136,000
                -------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $3,136,000)                                                            3,136,000
                -------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $498,851,711) - 147.0%                                                          498,893,582
                -------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      6,605,081
                -------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (48.9)%                                                   (166,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $339,498,663
                ====================================================================================================================


                          (1) All percentages shown in the Portfolio of Investments
                              are based on net assets applicable to Common shares
                              unless otherwise noted.

                          (a) Security is eligible for the Dividends Received
                              Deduction.

                      (CBTCS) Corporate Backed Trust Certificates.

                      (CORTS) Corporate Backed Trust Securities.

                      (PCARS) Public Credit and Repackaged Securities.

                      (PPLUS) Preferred Trusts.

                    (SATURNS) Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.


                                       33

                            Statement of
                                ASSETS AND LIABILITIES July 31, 2003

                                                                                          QUALITY           QUALITY          QUALITY
                                                                                        PREFERRED         PREFERRED        PREFERRED
                                                                                           INCOME          INCOME 2         INCOME 3
                                                                                            (JTP)             (JPS)            (JHP)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,311,408,714, $2,482,557,351 and
   $498,851,711, respectively)                                                     $1,343,660,333    $2,568,552,276     $498,893,582
Cash                                                                                           --               441           29,452
Interest rate swaps, at value                                                                  --                --        1,404,893
Receivables:
   Dividends                                                                            2,680,225         5,832,890        1,133,142
   Interest                                                                             8,392,364        16,477,203        2,856,279
   Investments sold                                                                     1,928,280         1,572,100        2,730,000
Other assets                                                                               40,162            96,843           16,815
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                  1,356,701,364     2,592,531,753      507,064,163
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                 78                --               --
Payable for investments purchased                                                       1,188,070           423,569        1,062,156
Interest rate swaps, at value                                                           6,827,309           598,418               --
Accrued expenses:
   Management fees                                                                        652,801         1,203,645          256,436
   Organization and offering costs                                                             --                --          107,128
   Other                                                                                  243,077           412,599          115,520
FundPreferred share dividends payable                                                      43,607            84,667           24,260
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                 8,954,942         2,722,898        1,565,500
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                            440,000,000       800,000,000      166,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  907,746,422    $1,789,808,855     $339,498,663
====================================================================================================================================
Common shares outstanding                                                              64,356,704       119,523,272       23,610,701
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                            $        14.10    $        14.97     $      14.38
====================================================================================================================================



NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                            $      643,567    $    1,195,233     $    236,107
Paid-in surplus                                                                       909,980,429     1,692,641,200      333,730,733
Undistributed net investment income                                                     2,145,641           787,896          586,540
Accumulated net realized gain (loss) from investments                                 (30,521,225)        8,876,561        3,319,727
Net unrealized appreciation of investments and interest rate swap transactions         25,498,010        86,307,965        1,625,556
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  907,746,422    $1,789,808,855     $339,498,663
====================================================================================================================================
Authorized shares:
   Common                                                                               Unlimited         Unlimited        Unlimited
   FundPreferred shares                                                                 Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       34

                            Statement of
                                  OPERATIONS
                                                                                      QUALITY         QUALITY           QUALITY
                                                                                     PREFERRED       PREFERRED         PREFERRED
                                                                                    INCOME (JTP)   INCOME 2 (JPS)    INCOME 3 (JHP)
                                                                                    ------------  ----------------  ----------------
                                                                                                          FOR THE           FOR THE
                                                                                                   PERIOD 9/24/02   PERIOD 12/19/02
                                                                                                    (COMMENCEMENT     (COMMENCEMENT
                                                                                      YEAR ENDED    OF OPERATIONS)    OF OPERATIONS)
                                                                                         7/31/03  THROUGH 7/31/03   THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $3,416, $0, and $328, respectively)       $ 60,819,948     $ 77,399,195       $11,203,203
Interest                                                                              40,115,302       66,626,434         7,850,216
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                              100,935,250      144,025,629        19,053,419
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                       11,543,732       17,986,991         2,566,283
Net interest expense on interest rate swap transactions                                7,190,683        8,714,609         1,069,257
FundPreferred shares - auction fees                                                    1,036,712        1,534,247           191,014
FundPreferred shares - dividend disbursing agent fees                                     25,918           33,777             6,508
Shareholders' servicing agent fees and expenses                                           11,664           11,925             2,008
Custodian's fees and expenses                                                            317,076          476,907            86,933
Trustees' fees and expenses                                                               71,674           97,800            14,480
Professional fees                                                                        106,351           86,079            30,304
Shareholders' reports - printing and mailing expenses                                    320,330          349,920            68,649
Stock exchange listing fees                                                               14,147           47,933             9,019
Investor relations expense                                                               118,341          171,358            26,063
Other expenses                                                                           676,221          426,420            49,577
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                  21,432,849       29,937,966         4,120,095
   Custodian fee credit                                                                  (11,466)         (35,309)           (7,062)
   Expense reimbursement                                                              (4,205,287)      (6,772,579)         (913,085)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                          17,216,096       23,130,078         3,199,948
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 83,719,154      120,895,551        15,853,471
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                            (30,328,278)       9,651,211         3,540,303
Change in net unrealized appreciation (depreciation) of investments                   47,552,557       85,994,925            41,871
Change in net unrealized appreciation (depreciation) of
  interest rate swap transactions                                                     (6,753,609)         313,040         1,583,685
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                             10,470,670       95,959,176         5,165,859
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                            (6,004,164)      (8,370,051)         (948,183)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations              $ 88,185,660     $208,484,676       $20,071,147
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       35


                            Statement of
                                CHANGES IN NET ASSETS
                                                                                                        QUALITY          QUALITY
                                                                          QUALITY PREFERRED            PREFERRED        PREFERRED
                                                                             INCOME (JTP)            INCOME 2 (JPS)   INCOME 3 (JHP)
                                                                    ------------------------------  ---------------  ---------------
                                                                                           FOR THE          FOR THE          FOR THE
                                                                                    PERIOD 6/25/02   PERIOD 9/24/02  PERIOD 12/19/02
                                                                                     (COMMENCEMENT    (COMMENCEMENT    (COMMENCEMENT
                                                                      YEAR ENDED    OF OPERATIONS)   OF OPERATIONS)   OF OPERATIONS)
                                                                         7/31/03   THROUGH 7/31/02  THROUGH 7/31/03  THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 83,719,154      $  3,965,994   $  120,895,551    $ 15,853,471
Net realized gain (loss) from investments                            (30,328,278)          106,148        9,651,211       3,540,303
Change in net unrealized appreciation (depreciation)
  of investments                                                      47,552,557       (15,343,685)      85,994,925          41,871
Change in net unrealized appreciation (depreciation) of
  interest rate swap transactions                                     (6,753,609)               --          313,040       1,583,685
Distributions to FundPreferred shareholders from net
  investment income                                                   (6,004,164)               --       (8,370,051)       (948,183)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                    88,185,660       (11,271,543)     208,484,676      20,071,147
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (80,491,725)               --     (112,911,526)    (14,584,390)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                     (119,042)      891,176,926    1,708,927,042     337,150,050
   Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                      29,383,959                --        1,703,414         351,072
FundPreferred shares offering costs                                   (9,218,088)               --      (16,495,026)     (3,589,491)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from
   capital share transactions                                         20,046,829       891,176,926    1,694,135,430     333,911,631
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                27,740,764       879,905,383    1,789,708,580     339,398,388
Net assets applicable to Common shares at the beginning of period    880,005,658           100,275          100,275         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period         $907,746,422      $880,005,658   $1,789,808,855    $339,498,663
====================================================================================================================================
Undistributed net investment income at the end of period            $  2,145,641      $  3,965,994   $      787,896    $    586,540
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       36


                            Notes to
                                   FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS), and Nuveen Quality Preferred Income Fund 3 (JHP). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies.

Prior to the commencement of operations of Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS), and Quality Preferred Income 3 (JHP), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($15,000, $15,000 and $11,500, respectively) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities are provided by a pricing service approved by the Funds' Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair market value based on prices of comparable securities. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At July 31, 2003, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

FundPreferred Shares

The Funds have issued and outstanding $25,000 stated value FundPreferred shares. Each Fund's FundPreferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                               QUALITY      QUALITY      QUALITY
                                             PREFERRED    PREFERRED    PREFERRED
                                                INCOME     INCOME 2     INCOME 3
                                                 (JTP)        (JPS)        (JHP)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      3,520        4,800        3,320
   Series T                                      3,520        4,800           --
   Series T2                                        --        4,000           --
   Series W                                      3,520        4,800           --
   Series TH                                     3,520        4,800        3,320
   Series TH2                                       --        4,000           --
   Series F                                      3,520        4,800           --
--------------------------------------------------------------------------------
Total                                           17,600       32,000        6,640
================================================================================


Effective August 22, 2002, Quality Preferred Income (JTP) issued 3,520 Series M, 3,520 Series T, 3,520 Series W, 3,520 Series TH, and 3,520 Series F, $25,000 stated value FundPreferred shares.

Effective October 18, 2002, Quality Preferred Income 2 (JPS) issued 4,800 Series M, 4,800 Series T, 4,800 Series W, 4,800 Series TH, and 4,800 Series F, $25,000 stated value FundPreferred shares. In addition, effective November 15, 2002, Quality Preferred Income 2 (JPS) issued 4,000 Series T2, and 4,000 Series TH2, $25,000 stated value FundPreferred shares.

Effective February 14, 2003, Quality Preferred Income 3 (JHP) issued 3,320 Series M, and 3,320 Series TH, $25,000 stated value FundPreferred shares.

Interest Rate Swap Transactions

The Funds are authorized to enter into hedging transactions, including interest rate swap transactions. The Funds use interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve each Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of credit loss with respect to the swap conterparty on interest rate swaps is limited to the net amount of interest payments that each Fund is to receive. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations, by having the Adviser continually monitor the financial stability of that swap counterparty.

At July 31, 2003, Quality Preferred Income (JTP) had open interest rate swap agreements with Citibank NA as follows:

                                                                                               UNREALIZED
NOTIONAL                                                                      TERMINATION    APPRECIATION
AMOUNT                               FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
$110,000,000                            3.1300%              1.1000%              8/29/05    $(2,453,543)
 110,000,000                            3.8600               1.1000               8/29/07     (2,460,044)
 110,000,000                            4.3500               1.1000               8/29/09     (1,840,022)
---------------------------------------------------------------------------------------------------------
                                                                                             $(6,753,609)
=========================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

At July 31, 2003, Quality Preferred Income 2 (JPS) had open interest rate swap agreements with Citibank NA as follows:

                                                                                               UNREALIZED
NOTIONAL                                                                      TERMINATION    APPRECIATION
AMOUNT                               FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
$200,000,000                             2.6300%             1.1175%             11/06/05    $(1,986,909)
 200,000,000                             3.3750              1.1175              11/06/07         32,516
 200,000,000                             3.9100              1.1175              11/06/09      2,267,433
---------------------------------------------------------------------------------------------------------
                                                                                             $   313,040
=========================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

At July 31, 2003, Quality Preferred Income 3 (JHP) had open interest rate swap agreements with Citibank NA as follows:

                                                                                               UNREALIZED
NOTIONAL                                                                      TERMINATION    APPRECIATION
AMOUNT                               FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
$42,000,000                              2.4125%             1.1175%              3/06/06     $   12,200
 42,000,000                              3.2550              1.1175               3/06/08        541,092
 42,000,000                              3.8150              1.1175               3/06/10      1,030,393
---------------------------------------------------------------------------------------------------------
                                                                                              $1,583,685
=========================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

                            Notes to
                                FINANCIAL STATEMENTS (continued)



Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Other Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments for the purpose of hedging their portfolios. The specific derivative instruments will be limited to U.S. Treasury security or U.S. Government Agency security futures contracts and options on U.S. Treasury security or U.S. Government Agency security futures contracts. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended July 31, 2003.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common shares offering costs (other than the sales load) that exceed $.03 per Common share for Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS), and Quality Preferred Income 3 (JHP). Quality Preferred Income's (JTP), Quality Preferred Income 2's
(JPS), and Quality Preferred Income 3's (JHP) share of Common shares offering costs ($1,389,616, $1,477,958, and $633,450, respectively) were recorded as a reduction of the proceeds from the sale of the Common shares.

Costs incurred by Quality Preferred Income (JTP), Quality Preferred Income 2
(JPS), and Quality Preferred Income 3 (JHP) in connection with their offering of FundPreferred shares ($9,218,088, $16,495,026, and $3,589,491, respectively)
were recorded as a reduction to paid-in surplus.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and FundPreferred shares were as follows:

                                                                                    QUALITY           QUALITY
                                                                                   PREFERRED         PREFERRED
                                                       QUALITY PREFERRED            INCOME 2         INCOME 3
                                                          INCOME (JTP)                (JPS)            (JHP)
                                                 -----------------------------  ---------------   ---------------
                                                                       FOR THE          FOR THE           FOR THE
                                                                PERIOD 6/25/02   PERIOD 9/24/02   PERIOD 12/19/02
                                                                 (COMMENCEMENT    (COMMENCEMENT     (COMMENCEMENT
                                                  YEAR ENDED    OF OPERATIONS)   OF OPERATIONS)    OF OPERATIONS)
                                                     7/31/03   THROUGH 7/31/02  THROUGH 7/31/03   THROUGH 7/31/03
-----------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                            --        62,300,000      119,400,000        23,580,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions                                 2,049,704                --          116,272            23,701
-----------------------------------------------------------------------------------------------------------------
                                                   2,049,704        62,300,000      119,516,272        23,603,701
-----------------------------------------------------------------------------------------------------------------
FundPreferred shares sold                             17,600                --           32,000             6,640
=================================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investment securities and U.S. Government and agency obligations during the fiscal year ended July 31, 2003, were as follows:

                                                                      QUALITY          QUALITY        QUALITY
                                                                    PREFERRED        PREFERRED      PREFERRED
                                                                       INCOME         INCOME 2       INCOME 3
                                                                        (JTP)           (JPS)*        (JHP)**
-------------------------------------------------------------------------------------------------------------
Purchases:
   Investment securities                                       $1,056,074,442   $2,911,883,633   $554,213,592
   U.S. Government and agency obligations                                  --      346,314,809    183,057,644
Sales and maturities:
   Investment securities                                          420,373,963      459,199,716     60,034,945
   U.S. Government and agency obligations                         148,437,973      330,800,933    184,889,902
=============================================================================================================

 *For the period September 24, 2002 (commencement of operations) through July
  31, 2003.
**For the period December 19, 2002 (commencement of operations) through July 31,
  2003.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2003, the cost of investments were as follows:

                                                                      QUALITY          QUALITY        QUALITY
                                                                    PREFERRED        PREFERRED      PREFERRED
                                                                       INCOME         INCOME 2       INCOME 3
                                                                        (JTP)            (JPS)          (JHP)
-------------------------------------------------------------------------------------------------------------
Cost of investments                                            $1,321,056,695   $2,485,942,639   $499,020,230
=============================================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2003, were as follows:

                                                                        QUALITY        QUALITY       QUALITY
                                                                      PREFERRED      PREFERRED     PREFERRED
                                                                         INCOME       INCOME 2      INCOME 3
                                                                          (JTP)          (JPS)         (JHP)
------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                    $ 39,136,948   $105,680,715   $ 8,259,899
   Depreciation                                                     (16,533,310)   (23,071,078)   (8,386,547)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments          $ 22,603,638   $ 82,609,637   $  (126,648)
============================================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2003, were as follows:

                                                                        QUALITY        QUALITY       QUALITY
                                                                      PREFERRED      PREFERRED     PREFERRED
                                                                         INCOME       INCOME 2      INCOME 3
                                                                          (JTP)          (JPS)         (JHP)
------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                 $17,864,493    $25,684,356    $6,530,948
Undistributed net long-term capital gains                                    --             --            --
============================================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                                        QUALITY        QUALITY       QUALITY
                                                                      PREFERRED      PREFERRED     PREFERRED
                                                                         INCOME       INCOME 2      INCOME 3
                                                                          (JTP)          (JPS)         (JHP)
------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                            $79,694,828   $108,646,966   $13,076,411
Distributions from net long-term capital gains                               --             --            --
============================================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

Quality Preferred Income (JTP) made no distributions from net ordinary income or net long-term capital gains during the fiscal year ended July 31, 2002.

At July 31, 2003, Quality Preferred Income (JTP) had an unused capital loss carryforward of $1,653,878 available to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2011.

Quality Preferred Income (JTP) has elected to defer net realized losses from investments incurred from November 1, 2002 through July 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The Fund has $28,137,157 of post-October losses that are treated as having arisen in the following fiscal year.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under each Fund's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon each Fund's average daily managed assets. "Managed Assets" means the average daily net assets of each Fund including assets attributable to FundPreferred shares and the principal amount of borrowings.

AVERAGE DAILY MANAGED ASSETS                                     MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                                .9000%
For the next $500 million                                                 .8750
For the next $500 million                                                 .8500
For the next $500 million                                                 .8250
For Managed Assets over $2 billion                                        .8000
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fee paid to the Adviser. An affiliate of Spectrum earns commissions on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser.

For the first eight years of Quality Preferred Income's (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
JUNE 30,                                       JUNE 30,
--------------------------------------------------------------------------------
2002*                    .32%                       2007                    .32%
2003                     .32                        2008                    .24
2004                     .32                        2009                    .16
2005                     .32                        2010                    .08
2006                     .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2's (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
SEPTEMBER 30,                             SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                    .32%                       2007                    .32%
2003                     .32                        2008                    .24
2004                     .32                        2009                    .16
2005                     .32                        2010                    .08
2006                     .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



For the first eight years of Quality Preferred Income 3's (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                 YEAR ENDING
DECEMBER 31,                               DECEMBER 31,
--------------------------------------------------------------------------------
2002*                    .32%                       2007                    .32%
2003                     .32                        2008                    .24
2004                     .32                        2009                    .16
2005                     .32                        2010                    .08
2006                     .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

6. SUBSEQUENT EVENTS - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their net investment income which were paid on September 2, 2003, to shareholders of record on August 15, 2003:

                                              QUALITY      QUALITY       QUALITY
                                            PREFERRED    PREFERRED     PREFERRED
                                               INCOME     INCOME 2      INCOME 3
                                                (JTP)        (JPS)         (JHP)
--------------------------------------------------------------------------------
Dividend per share                             $.1050       $.1050        $.1030
================================================================================

                            Financial
                                   HIGHLIGHTS

                            Financial
                                    HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                          Investment Operations                             Less Distributions
                                  ------------------------------------------------------------------  -----------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                  Net
                     Beginning                          Net      Investment         Capital           Investment    Capital
                        Common                    Realized/       Income to        Gains to            Income to   Gains to
                         Share           Net     Unrealized   FundPreferred   FundPreferred               Common     Common
                     Net Asset    Investment     Investment          Share-          Share-               Share-     Share-
                         Value        Income    Gain (Loss)         holders+        holders+   Total     holders    holders   Total
====================================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                    $14.12         $1.31          $ .16           $(.09)            $--    $1.38      $(1.25)       $--  $(1.25)
2002(a)                  14.33           .06           (.25)             --              --     (.19)         --         --      --

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                  14.33          1.02            .79            (.07)             --     1.74        (.95)        --    (.95)

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)                  14.33           .67            .22            (.04)             --      .85        (.62)        --    (.62)
====================================================================================================================================

                                                              Total Returns
                                                            -----------------
                                                                        Based
                         Offering                                          on
                        Costs and      Ending                          Common
                        Preferred      Common                Based      Share
                            Share       Share    Ending         on        Net
                     Underwriting   Net Asset    Market     Market      Asset
                        Discounts       Value     Value      Value**    Value**
===============================================================================
QUALITY PREFERRED
INCOME (JTP)
-------------------------------------------------------------------------------
Year Ended 7/31:
2003                        $(.15)     $14.10    $14.59       4.95%      9.15%
2002(a)                      (.02)      14.12     15.15       1.00      (1.47)

QUALITY PREFERRED
INCOME 2 (JPS)
-------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                      (.15)      14.97     14.65       4.02      11.22

QUALITY PREFERRED
INCOME 3 (JHP)
-------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)                      (.18)      14.38     14.36       (.19)      4.62
===============================================================================

                                                         Ratios/Supplemental Data
                     ---------------------------------------------------------------------------------------------
                                        Before Credit/Reimbursement    After Credit/Reimbursement***
                                      ------------------------------   -----------------------------
                                                      Ratio of Net                    Ratio of Net
                                        Ratio of        Investment        Ratio of      Investment
                          Ending        Expenses         Income to        Expenses       Income to
                             Net      to Average           Average      to Average         Average
                          Assets      Net Assets        Net Assets      Net Assets      Net Assets
                      Applicable      Applicable        Applicable      Applicable      Applicable      Portfolio
                       to Common       to Common         to Common       to Common       to Common       Turnover
                     Shares (000)         Shares++          Shares++        Shares++        Shares++         Rate
==================================================================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003                  $  907,746            2.38%             8.84%           1.91%           9.31%            45%
2002(a)                  880,006             .96*             4.51*            .64*           4.83*             1

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                1,789,809            1.99*             7.59*           1.54*           8.04*            35

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(c)                  339,499            1.97*             7.14*           1.53*           7.58*            57
==================================================================================================================

                          FundPreferred Shares at End of Period
                        ------------------------------------------
                          Aggregate    Liquidation
                             Amount     and Market           Asset
                        Outstanding          Value        Coverage
                               (000)     Per Share       Per Share
==================================================================
QUALITY PREFERRED
INCOME (JTP)
------------------------------------------------------------------
Year Ended 7/31:
2003                       $440,000        $25,000         $76,577
2002(a)                          --             --              --

QUALITY PREFERRED
INCOME 2 (JPS)
------------------------------------------------------------------
Year Ended 7/31:
2003(b)                     800,000         25,000          80,932

QUALITY PREFERRED
INCOME 3 (JHP)
------------------------------------------------------------------
Year Ended 7/31:
2003(c)                     166,000         25,000          76,129
==================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to FundPreferred shareholders; income ratios reflect income earned on assets attributable to
     FundPreferred shares. Each Ratio of Expenses to Average Net Assets
     Applicable to Common Shares and each Ratio of Net Investment Income to
     Average Net Assets Applicable to Common Shares includes the effect of the interest expense paid on interest rate swap transactions as follows:

                                              Ratio of
                                          Net Interest
                                               Expense
                                            to Average
                                            Net Assets
                                         Applicable to
                                         Common Shares
                                         -------------
     QUALITY PREFERRED INCOME (JTP)
     2003                                         .80%
     2002 (a)                                      --
     QUALITY PREFERRED INCOME 2 (JPS)
     2003 (b)                                     .58
     QUALITY PREFERRED INCOME 3 (JHP)
     2003 (c)                                     .51

(a)  For the period June 25, 2002 (commencement of operations) through July 31,
     2002.
(b)  For the period September 24, 2002 (commencement of operations) through July
     31, 2003.
(c)  For the period December 19, 2002 (commencement of operations) through July
     31, 2003.


                                 See accompanying notes to financial statements.


                                  46-47 SPREAD


                 Trustees
                        AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of trustees of the Funds is currently set at six. None of the trustees who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         BY
AND ADDRESS                  WITH THE FUNDS        APPOINTED(2)   DURING PAST 5 YEARS                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen             140
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Trustee                              Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and
                                                                  Director (since 1999) of Rittenhouse Asset Management,
                                                                  Inc.; Chairman of Nuveen Investments Advisers Inc.
                                                                  (since 2002).

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett           Trustee               2001           Private Investor; previously, President and Chief        140
10/16/46                                                          company that Executive Officer, Draper & Kramer, Inc.,
333 W. Wacker Drive                                               a private handles mortgage banking, real estate
Chicago, IL 60606                                                 development, pension advisory and real estate management
                                                                  (1995-1998). Prior thereto, Executive Vice President
                                                                  and Chief Credit Officer of First Chicago Corporation and
                                                                  its principal subsidiary, The First National Bank
                                                                  of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                Trustee               1999           President, The Hall-Perrine Foundation, a private        70
10/22/48                                                          philanthropic corporation (since 1996); Director,
333 W. Wacker Drive                                               Alliant Energy; Director and Vice Chairman, United
Chicago, IL 60606                                                 Fire & Casualty Company; Director, Federal Reserve
                                                                  Bank of Chicago; formerly, President and Chief
                                                                  Operating Officer, SCI Financial Group, Inc., a
                                                                  regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick           Trustee               1992           Professor Emeritus, School of Medicine and the Wharton   70
7/29/32                                                           School of Management and former Chairman, Leonard
333 W. Wacker Drive                                               Davis Institute of Health Economics, University of
Chicago, IL 60606                                                 Pennsylvania; Adjunct Professor, Health Policy and
                                                                  Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand         Trustee               1992           Retired; previously, Vice President in charge of         70
11/11/31                                                          Municipal Underwriting and Dealer Sales at The
333 W. Wacker Drive                                               Northern Trust Company.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington         Trustee               1994           President (since 1993) of Catalyst (a not-for-profit     70
2/24/32                                                           organization focusing on women's leadership development
333 W. Wacker Drive                                               in business and the professions).
Chicago, IL 60606


                                       48

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary      140
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Managing Director (since 2002), General Counsel and
                                                                  Assistant Secretary, formerly, Vice President of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Managing Director (since 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly, Vice President (since
                                                                  2000), of Nuveen Asset Management, Inc.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. (since 1994);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant         140
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since 1999),  140
11/28/67                     and Treasurer                        prior thereto, Assistant Vice President (since 1997);
333 W. Wacker Drive                                               Vice President and Treasurer of Nuveen Investments,
Chicago, IL 60606                                                 Inc. (since 1999); Vice President and Treasurer of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp. (since 1999); Vice President and
                                                                  Treasurer of Nuveen Asset Management, Inc. (since
                                                                  2002) and of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Assistant Treasurer of NWQ Investment
                                                                  Management Company, LLC (since 2002); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);    140
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior thereto,
                                                                  Assistant Vice President of Van Kampen Investment
                                                                  Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General        140
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President
                                                                  of Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.


                                       49


                             Trustees
                                    AND OFFICERS (CONTINUED)
                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice          140
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,    140
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since
                                                                  2001); Vice President of Nuveen Investment
                                                                  Advisers Inc. (since 2002); Chartered Financial
                                                                  Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller (since  140
5/31/54                      and Controller                       1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                               Funds Controller (since 1998) of Nuveen Investments,
Chicago, IL 60606                                                 Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments, LLC,  140
3/22/63                                                           previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                               prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant Vice  140
8/27/61                                                           President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant       140
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC; Vice
333 W. Wacker Drive          Secretary                            President and Assistant Secretary of Nuveen Advisory
Chicago, IL 60606                                                 Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Assistant Secretary of Nuveen Investments, Inc.
                                                                  and (since 1997) Nuveen Asset Management, Inc.;
                                                                  Vice President (since 2000), Assistant Secretary and
                                                                  Assistant General Counsel (since 1998) of Rittenhouse
                                                                  Asset Management, Inc.; Vice President and Assistant
                                                                  Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Assistant Secretary of NWQ Investment
                                                                  Management Company, LLC (since 2002).


                                       50

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                   YEAR FIRST                                                           COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN
AND ADDRESS                  WITH THE FUNDS        APPOINTED (3)  DURING PAST 5 YEARS                                   BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,    140
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing Director
                                                                  of Nuveen Asset Management, Inc. (since 1999).
                                                                  Chartered Financial Analyst.


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                        Build Your Wealth
                              AUTOMATICALLY


SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power compounding. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at 95% of the then-current market price or at net asset value, whichever is higher. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                        Fund
                          INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Jack B. Evans
William L. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

FUND SUB-ADVISER
Spectrum Asset
Management, Inc.
4 High Ridge Park
Stamford, CT 06905

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended July 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                     Serving Investors
                               FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.




Distributed by

NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



EAN-D-0703D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has adopted the proxy voting policies and procedures of its Sub-Adviser, Spectrum Asset Management. Spectrum's policies seek to ensure that proxies are voted solely in the best economic interstes of the registrant and without undue influence from parties that may have an economic interest in the outcome of a proxy vote. Spectrum classifies proxy voting into three broad categories: Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once it has analyzed and identified each issue as belonging in a particular category, Spectrum will cast the client's vote in accordance with the guidelines developed for that particular category.

On any ocassion when a proxy vote presents a potential conflict of interest, Spectrum will review the matter and disclose the conflict to the client(s) to obtain the client's consent prior to voting.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Preferred Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: October 8, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: October 8, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: October 8, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.